STATEMENT OF ADDITIONAL INFORMATION
RYDEX SERIES FUNDS

805 KING FARM BOULEVARD, SUITE 600
ROCKVILLE, MARYLAND 20850
800.820.0888 301.296.5100
WWW.GUGGENHEIMINVESTMENTS.COM

This Statement of Additional Information (“SAI”) relates to each share class of the following portfolios (each, a “Fund” and collectively, the “Funds”) of Rydex Series Funds (the "Trust"):

	Investor Class	Class A	Class C	Class H	Class P	Institutional Class	U.S. Government Money Market Fund Shares
Rydex Domestic Equity – Broad Market Funds
Inverse Mid-Cap Strategy Fund	--	RYAGX	RYCLX	RYMHX	--	--	--
Inverse NASDAQ-100® Strategy Fund	RYAIX	RYAPX	RYACX	RYALX	--	--	--
Inverse Russell 2000® Strategy Fund	--	RYAFX	RYCQX	RYSHX	--	--	--
Inverse S&P 500® Strategy Fund	RYURX	RYARX	RYUCX	RYUHX	--	--	--
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	--	RMQAX	RMQCX	RMQHX	--	--	--
Mid-Cap 1.5x Strategy Fund	--	RYAHX	RYDCX	RYMDX	--	--	--
Nova Fund	RYNVX	RYANX	RYNCX	RYNHX	--	--	--
NASDAQ-100® Fund	RYOCX	RYATX	RYCOX	RYHOX	--	--	--
Russell 2000® Fund	--	RYRRX	RYROX	RYRHX	--	--	--
Russell 2000® 1.5x Strategy Fund	--	RYAKX	RYCMX	RYMKX	--	--	--
S&P 500® Fund	--	RYSOX	RYSYX	RYSPX	--	--	--
Rydex Domestic Equity - Pure Style Funds
S&P 500® Pure Growth Fund	--	RYLGX	RYGRX	RYAWX	--	--	--
S&P 500® Pure Value Fund	--	RYLVX	RYVVX	RYZAX	--	--	--
S&P MidCap 400® Pure Growth Fund	--	RYMGX	RYCKX	RYBHX	--	--	--
S&P MidCap 400® Pure Value Fund	--	RYMVX	RYMMX	RYAVX	--	--	--
S&P SmallCap 600® Pure Growth Fund	--	RYSGX	RYWCX	RYWAX	--	--	--
S&P SmallCap 600® Pure Value Fund	--	RYSVX	RYYCX	RYAZX	--	--	--
Rydex Sector Funds
Banking Fund	RYKIX	RYBKX	RYKCX	RYKAX	--	--	--
Basic Materials Fund	RYBIX	RYBMX	RYBCX	RYBAX	--	--	--
Biotechnology Fund	RYOIX	RYBOX	RYCFX	RYOAX	--	--	--
Consumer Products Fund	RYCIX	RYPDX	RYCPX	RYCAX	--	--	--
Electronics Fund	RYSIX	RYELX	RYSCX	RYSAX	--	--	--
Energy Fund	RYEIX	RYENX	RYECX	RYEAX	--	--	--
Energy Services Fund	RYVIX	RYESX	RYVCX	RYVAX	--	--	--
Financial Services Fund	RYFIX	RYFNX	RYFCX	RYFAX	--	--	--
Health Care Fund	RYHIX	RYHEX	RYHCX	RYHAX	--	--	--
Internet Fund	RYIIX	RYINX	RYICX	RYIAX	--	--	--
Leisure Fund	RYLIX	RYLSX	RYLCX	RYLAX	--	--	--
Precious Metals Fund	RYPMX	RYMNX	RYZCX	RYMPX	--	--	--
Retailing Fund	RYRIX	RYRTX	RYRCX	RYRAX	--	--	--
Technology Fund	RYTIX	RYTHX	RYCHX	RYTAX	--	--	--
Telecommunications Fund	RYMIX	RYTLX	RYCSX	RYMAX	--	--	--
Transportation Fund	RYPIX	RYTSX	RYCNX	RYPAX	--	--	--
Utilities Fund	RYUIX	RYUTX	RYCUX	RYAUX	--	--	--
Rydex International Equity Funds
Europe 1.25x Strategy Fund	--	RYAEX	RYCEX	RYEUX	--	--	--
Japan 2x Strategy Fund	--	RYJSX	RYJTX	RYJHX	--	--	--
Emerging Markets 2x Strategy Fund	--	RYWTX	RYWUX	RYWVX	--	--	--
Inverse Emerging Markets 2x Strategy Fund	--	RYWWX	RYWZX	RYWYX	--	--	--
Rydex Specialty Funds
Strengthening Dollar 2x Strategy Fund	--	RYSDX	RYSJX	RYSBX	--	--	--
Weakening Dollar 2x Strategy Fund	--	RYWDX	RYWJX	RYWBX	--	--	--
Real Estate Fund	--	RYREX	RYCRX	RYHRX	--	--	--
Rydex Fixed Income Funds
Government Long Bond 1.2x Strategy Fund	RYGBX	RYABX	RYCGX	RYHBX	--	--	--
Inverse Government Long Bond Strategy Fund	RYJUX	RYAQX	RYJCX	RYHJX	--	--	--
High Yield Strategy Fund	--	RYHDX	RYHHX	RYHGX	--	--	--
Inverse High Yield Strategy Fund	--	RYILX	RYIYX	RYIHX	--	--	--
Emerging Markets Bond Strategy Fund	--	RYIEX	RYFTX	RYGTX	--	--	--
Guggenheim Alternative Funds
Long Short Equity Fund	--	RYAMX	RYISX	--	RYSRX	RYQTX	--
Event Driven and Distressed Strategies Fund	--	RYDOX	RYDQX	--	RYDSX	RYDTX	--
Rydex Money Market Fund
U.S. Government Money Market Fund	--	--	--	--	--	--	RYFXX

This SAI is not a prospectus. It should be read in conjunction with the Funds’ Investor Class and Class H; Class A, Class C, and Institutional Class; Class P; and Money Market Fund prospectuses dated August 1, 2015, as revised from time to time (each, a “Prospectus” and collectively, the “Prospectuses”). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds’ Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds’ financial statements for the fiscal year ended March 31, 2015 are included in the Funds’ Annual Reports to Shareholders, which have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated herein by reference.

The date of this SAI is August 1, 2015, as revised February 19, 2016

RFB-SAI-0815x0816

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GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (i.e., funds) and different classes of shares, and additional series and classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Each Fund is an open-end management investment company. Currently, the Trust offers fifty-two (52) separate funds that issue a combination of Investor Class, Class A, Class C, Class H, Class P, Institutional Class, and/or Class Y shares. The U.S. Government Money Market Fund offers a single share class. The different classes provide for variations in sales charges, certain shareholder servicing and distribution expenses and in the minimum initial investment requirements. In addition, an initial sales charge is imposed on the purchase of Class A shares, and a contingent deferred sales charge is imposed on the redemption of Class C shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see “Dividends, Distributions, and Taxes.” The U.S. Government Money Market Fund is a diversified investment company.

The “Domestic Equity Funds”
Inverse Mid-Cap Strategy Fund	Mid-Cap 1.5x Strategy Fund	S&P 500® Pure Growth Fund
Inverse NASDAQ-100® Strategy Fund	Nova Fund NASDAQ-100® Fund	S&P 500® Pure Value Fund S&P MidCap 400® Pure Growth Fund
Inverse Russell 2000® Strategy Fund	Russell 2000® Fund Russell 2000® 1.5x Strategy Fund	S&P MidCap 400® Pure Value Fund S&P SmallCap 600® Pure Growth Fund
Inverse S&P 500® Strategy Fund	S&P 500® Fund	S&P SmallCap 600® Pure Value Fund
Monthly Rebalance NASDAQ-100® 2x Strategy Fund

The “Sector Funds”
Banking Fund	Energy Services Fund	Retailing Fund
Basic Materials Fund	Financial Services Fund	Technology Fund
Biotechnology Fund	Health Care Fund	Telecommunications Fund
Consumer Products Fund	Internet Fund	Transportation Fund
Electronics Fund	Leisure Fund	Utilities Fund
Energy Fund	Precious Metals Fund

The “International Equity Funds”
Europe 1.25x Strategy Fund	Emerging Markets 2x Strategy Fund
Japan 2x Strategy Fund	Inverse Emerging Markets 2x Strategy Fund

The “Fixed Income Funds”
Government Long Bond 1.2x Strategy Fund	High Yield Strategy Fund
Inverse Government Long Bond Strategy Fund	Inverse High Yield Strategy Fund
Emerging Markets Bond Strategy Fund

The “Alternative Funds”
Long Short Equity Fund	Event Driven and Distressed Strategies Fund

The “Specialty Funds”
Real Estate Fund	Weakening Dollar 2x Strategy Fund	Strengthening Dollar 2x Strategy Fund

The “Money Market Fund”
U.S. Government Money Market Fund

For the period from April 1, 2000 to April 1, 2007, the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500® Strategy Fund and Inverse Government Long Bond Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a “master-feeder” structure. For the period from August 1, 2001 to April 1, 2007, the Nova Fund also pursued its investment objective indirectly by investing through a master-feeder arrangement. On April 1, 2007, the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500® Strategy Fund, Nova Fund and Inverse Government Long Bond Strategy Fund began pursuing their respective investment objectives directly and the assets and liabilities of each Fund’s corresponding master fund were transferred to the Fund.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General
Each Fund’s investment objective and principal investment strategies are described in the Fund’s Prospectuses. The investment objective of the Nova Fund, Inverse S&P 500® Strategy Fund, NASDAQ-100® Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund and Money Market Fund are fundamental policies, and cannot be changed without the consent of the holders of a majority of that Fund’s outstanding shares. The investment objective of each other Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund’s outstanding shares.

Portfolio management is provided to each Fund by the Trust’s investment adviser, Security Investors, LLC, a Kansas limited liability company with offices at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Security Investors, LLC operates under the name Guggenheim Investments (the “Advisor”). Prior to January 3, 2011, the name of the Advisor was Rydex Advisors, LLC and prior to June 30, 2010, PADCO Advisors, Inc., each of which did business under the name Rydex Investments.

The investment strategies of the Funds discussed below and in the Funds' Prospectuses may, consistent with each Fund’s investment objective and limitations, be used by a Fund if, in the opinion of the Advisor, the strategies will be advantageous to the Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies. There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objectives. The following information supplements and should be read in conjunction with the Funds’ Prospectuses.

Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are considered to be principal to the management of the Funds. However, not all of the investment policies, techniques and risk factors described below are applicable to each of the Funds. Please consult the Funds’ Prospectuses to determine which risks are applicable to a particular Fund.

Borrowing
While most of the Funds do not intend to borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. A Fund also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Fund. Leveraging will exaggerate the effect on the net asset value per share ("NAV") of a Fund of any increase or decrease in the market value of a Fund’s portfolio. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Advisor believes that the Fund’s investment objective would be furthered.

Each Fund also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Commercial Paper
Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Money Market Fund and the Emerging Markets Bond Strategy Fund may invest in commercial paper rated A-1 or A-2 by Standard and Poor’s Ratings Services (“S&P”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”). See “Appendix A –Description of Ratings” for a description of commercial paper ratings.

Currency Transactions
Foreign Currencies. The International Equity Funds and Alternative Funds may, and the Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will, invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

•
Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

•
Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive thereby reducing demand for its currency.

•
Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

•
Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

•
Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears to be a less desirable place in which to invest and do business.

•
Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may initiate policies with an exchange rate target as the goal. The value of the Funds’ investments is calculated in U.S. dollars each day that the New York Stock Exchange (the “NYSE”) is open for business. As a result, to the extent a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund’s NAV as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The International Equity Funds, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Alternative Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

Currency-Related Derivatives and Other Financial Instruments. Although the International Equity Funds, Emerging Markets Bond Strategy Fund and the Alternative Funds do not currently expect to engage in currency hedging, each of the Funds may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter (“OTC”) options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a short-term credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to Proxy Hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in Proxy Hedging. Proxy Hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in krona and the Advisor believes that the value of the krona will decline against the U.S. dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in Proxy Hedging. If a Fund enters into a currency hedging transaction, the Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

A Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

While the International Equity Funds, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund do not anticipate doing so, they may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The International Equity Funds, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

The International Equity Funds, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The International Equity Funds, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may each use forward currency contracts for Position

Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the International Equity Funds, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may have to limit their currency transactions to qualify as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

The International Equity Funds, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund currently do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the International Equity Funds, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the International Equity Funds, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, each Fund may later enter into a new forward currency contract to sell the currency. If the International Equity Funds, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and/or Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The International Equity Funds, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may convert their holdings of foreign currencies into U.S. dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Foreign Currency Exchange-Related Securities. The Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

The Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may also invest in principal exchange rate linked securities (“PERLsSM”). PERLsSM are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about the time of maturity. The return on “standard” PERLsSM is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLsSM are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLsSM may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

The Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Emerging Markets Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in performance indexed paper (“PIPsSM”). PIPsSM is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Equity Securities
Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. The value of equity securities may fall as a result of factors directly relating to the issuer, such as decisions made by its management or lower demand for its products or services. An equity security’s value also may fall because of factors affecting not just the issuer, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of an issuer’s equity securities also may be affected by changes in financial markets that are relatively unrelated to the issuer or its industry, such as changes in interest rates or currency exchange rates. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity Funds, Sector Funds, International Equity Funds, Emerging Markets Bond Strategy Fund, Alternative Funds, and Specialty Funds may purchase equity securities traded in the United States on registered exchanges or the OTC market. The Monthly Rebalance NASDAQ-100® 2x Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Markets Bond Strategy Fund and the Alternative Funds also may purchase equity securities traded on exchanges all over the world. The Funds may invest in the types of equity securities described in more detail below.

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Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks usually do not have voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of preferred stock take precedence over the claims of those who own common stock, but are subordinate to those of bond owners.

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Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own convertible securities.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than do investments in larger capitalization companies. This increased risk may be due to greater business risks customarily associated with a smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or market averages in general.

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Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

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Initial Public Offerings (“IPOs”). The Emerging Markets Bond Strategy Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with small asset bases. The impact of IPOs on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund’s investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

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Warrants. As a matter of non-fundamental policy, the Funds (except for the S&P 500® Fund and Russell 2000® Fund) do not invest in warrants. However, these Funds may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which a Fund invests. In such event, the Fund generally intends to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

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Rights. Each Fund may from time to time receive rights as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued.  Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a price lower than the public offering price. An investment in rights may entail greater risks than certain other types of investments.  Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Fixed Income Securities
The Monthly Rebalance NASDAQ-100® 2x Strategy Fund, Fixed Income Funds, Alternative Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund’s NAV. Additional information regarding fixed income securities is described below:

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Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent (1%), the value of a security having an effective duration of two years generally would vary by two percent (2%). Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

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Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Debt Securities. The Specialty Funds, Fixed Income Funds, Alternative Funds, and Money Market Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

Corporate Debt Securities. The High Yield Strategy Fund and Emerging Markets Bond Strategy Fund may seek investment in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor. The High Yield Strategy Fund and Emerging Markets Bond Strategy Fund may invest in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, all grades of corporate debt securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities. The Money Market Fund may invest in corporate debt securities that at the time of purchase are rated in the top two rating categories by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO that rates such security) or, if not so rated, must be determined by the Advisor to be of comparable quality.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Non-Investment-Grade Debt Securities. The High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Markets Bond Strategy Fund and Event Driven and Distressed Strategies Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a NRSRO (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB– by Standard & Poor’s) or are determined to be of comparable quality by the Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund’s investment adviser in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Markets Bond Strategy Fund and Event Driven and Distressed Strategies Fund will not necessarily dispose of a security if a credit-rating agency downgrades the rating of the security below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

Unrated Debt Securities. The High Yield Strategy Fund, Inverse High Yield Strategy Fund and Emerging Markets Bond Strategy Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Debt Securities Issued by the International Bank for Reconstruction and Development (“World Bank”). The Emerging Markets Bond Strategy Fund and the Money Market Fund may invest in debt securities issued by the World Bank. Debt securities issued by the World Bank may include high quality global bonds backed by 185 member governments, including the United States, Japan, Germany, France and the United Kingdom, as well as in bonds in “non-core” currencies, including emerging markets and European accession countries with ratings of AAA or Aaa, structured notes, and discount notes represented by certificates, in bearer form only, or in un-certified form (Book Entry Discount Notes) with maturities of 360 days or less at a discount, and in the case of Discount Notes, in certified form only and on an interest bearing basis in the U.S. and Eurodollar markets.

Foreign Issuers
The Domestic Equity Funds, Sector Funds, International Equity Funds, Real Estate Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Markets Bond Strategy Fund and Alternative Funds may invest in issuers located outside the United States. directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the United States. ADRs are U.S. dollar denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or the OTC market in the United States. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the United States. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences in a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Investing in foreign companies may involve risks not typically associated with investing in companies domiciled in the United States. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile. Foreign stock exchanges, brokers and listed companies generally are subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the customary settlement time for United States securities. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments.

Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Risk Factors Regarding Europe. The Europe 1.25x Strategy Fund seeks to provide investment results which correlate to the performance of the STOXX Europe 50® Index. The STOXX Europe 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union (“EU”) - Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence than the U.S. market with respect to adverse events generally affecting the market and large investors trading significant blocks of securities.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than regulation imposed by the U.S. government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in securities of U.S. companies.

Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the EU’s Economic and Monetary Union (“EMU”), which requires compliance with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. These controls may significantly affect every country in Europe by limiting EMU member countries’ ability to implement domestic monetary policies that address regional economic conditions. The EU and its members also face other issues that may affect the region’s economic stability, including historically high levels of unemployment in certain regions, the proposed enlargement of EU membership, and uncertainty surrounding the adoption, amendment, or abandonment of a constitutional treaty.

The need for fiscal and democratic accountability among EMU members is also a very important issue facing Europe. EMU nations facing large public deficits, such as Greece, Ireland, Portugal, and Spain, are in need of economic assistance from other EMU nations. As a condition upon the receipt of such assistance, countries with large public deficits may be required to implement specific economic reforms or meet specific performance levels. A failure on the part of these EMU nations to make these required reforms or achieve these stated objectives may either slow Europe’s overall economic recovery or result in an economic downturn that impacts the value of all European debt securities.

The EU has been extending its influence to the east, but, despite recent reform and privatization, Eastern Europe continues to experience inflation, long-term unemployment, and declining exports. The EU has accepted several new members that were previously behind the Iron Curtain and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies and state-owned industries similar to what existed under the former Soviet Union. A significant portion of the work force is unionized, and many others are unable to find work, contributing to periods of labor and social unrest. Eastern European governments also continue to control a large proportion of the region’s economic activity, and government spending in these countries remains high compared to that of Western Europe. In the past, some of these Eastern European governments expropriated significant amounts of private property without ever settling claims filed by the rightful owners. The securities markets in these countries have fewer protections for its investors, less information available on its corporations, and less trading activity. In addition, compliance with the terms of EMU membership, including tight fiscal and monetary controls and outside restrictions on a country’s ability to subsidize and privatize its industries, may significantly affect the Eastern European economy. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

The recent global economic crisis also increases uncertainty surrounding Europe-linked investments. The crisis triggered recessions among many European countries and weakened the countries’ banking and financial sectors. Several smaller European economies were brought to the brink of bankruptcy. In addition, the crisis worsened public deficits across Europe, and some European countries including Greece, Ireland, Italy, Portugal and Spain, may be dependent on assistance from other governments or organizations. Such assistance may be subject to a country’s successful implementation of certain reforms. An insufficient level of assistance (whether triggered by a failure to implement reforms or by any other factor) could cause a deep economic downturn and affect the value of a Fund’s investments.

For some countries, the ability to repay their debt is still in question, and the possibility of default is real, which could affect their ability to borrow in the future. A default or debt restructuring of any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located outside the country defaulting or restructuring. Furthermore, there is the fear of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and cause other countries in the region to default as well.

Certain of the larger European economies have shown limited signs of recovery from this recent crisis; however, significant risks still threaten the potential recovery, such as high official debts and deficits, aging populations, over-regulation of non-financial businesses, and doubts about the sustainability of the EMU. In response to the crisis, many countries instituted measures to temporarily increase liquidity. These countries will need to make certain economic and political decisions in order to restore sustainable economic growth and fiscal policy. While many initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected in the near future.

The EU currently faces major issues involving its membership, structure, procedures, and policies, including: the adoption, abandonment, or adjustment of the new constitutional treaty; the EU’s expansion to the south and east; and resolution of the EU’s fiscal and democratic accountability problems. As member states unify their economic and monetary policies, movements in European markets will lose the benefit of diversification within the region. One or more member states might exit the EU, placing its currency and banking system in jeopardy. In connection with these uncertainties, currencies have become more volatile, subjecting the Funds’ investments to additional risks.

Risk Factors Regarding Japan. The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei 225 Stock Average is expected to represent the performance of the stocks on the First Section – and by extension the market in general – the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan’s industrial structure.

For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of over investment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan’s huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese unemployment levels are high and have been an area of increasing concern. Also of concern are Japan’s trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan’s heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan’s high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan’s economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation’s financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced. Successful financial sector reform would allow Japan’s financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

Risk Factors Regarding Emerging Markets. The Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund may invest in emerging markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

In addition, unlike developed countries, many emerging countries’ economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global economic crisis weakened the global demand for their exports and tightened international credit supplies and, as a result, many emerging countries are facing significant economic difficulties and some countries have fallen into recession and recovery may be gradual.

Many emerging market countries suffer from uncertainty and corruption in their legal and political systems. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.  Similarly, a lack of social, political, and economic among emerging market countries can be common and may lead to social unrest, labor strikes, and civil wars. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. The recent global economic crisis tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies are now facing significant difficulties and some economies have fallen into recession.

Futures and Options Transactions
Futures and Options On Futures. Each Fund (other than the Money Market Fund) may invest in futures contracts and related options (i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent a Fund uses futures and/or options on futures, it would do so in accordance with the Commodity Exchange Act (“CEA”) and applicable CFTC regulations.

Due to their investments in certain futures and other instruments deemed to be commodity interests and subject to the regulatory jurisdiction of the CFTC, certain of the Funds are considered commodity pools and subject to regulation by the CFTC under the CEA and applicable CFTC regulations. The Advisor is subject to registration and regulation as a commodity pool operator (“CPO”) under the CEA with respect to its service as investment adviser to the Funds. Regulations imposed by the CFTC applicable to the Funds may cause the Advisor and the Funds to incur additional compliance expenses or impede the Funds' ability to implement their investment programs as contemplated. Other of the Funds that invest in commodity interests do so only to a de minimis extent and, thus, are not considered commodity pools or subject to regulation as such.  With respect to these Funds, the Advisor has filed a notice of exemption pursuant to CFTC Regulation 4.5.

Each Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Each Fund also has the option of covering its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy depends, in part, on the Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. Each Fund, except for the Money Market Fund, may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing each Fund’s investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Each Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or OTC markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered,” which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. If a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Each Fund may trade put and call options on securities, securities indices and currencies, if the Advisor determines such investments are appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations. See “Investment Restrictions.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

Each Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

Each Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

Each Fund may purchase and write options in the OTC market. OTC options differ from exchange-traded options in several important respects. OTC options are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is determined normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.
Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Hybrid Instruments
The Monthly Rebalance NASDAQ-100® 2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Markets Bond Strategy Fund and Event Driven and Distressed Strategies Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some security, commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation with the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrid instruments may not bear interest or pay dividends. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. Thus, an investment in a hybrid instrument may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of a hybrid instrument also exposes a Fund to the credit risk of the issuer of the hybrid instrument. These risks may cause significant fluctuations in the NAV of a Fund.

Certain issuers of structured products, such as hybrid instruments, may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Structured Notes. Each Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. In particular, the High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Markets Bond Strategy Fund and Event Driven and Distressed Strategies Fund will invest in structured notes that are collateralized by one or more credit default swaps on corporate credits. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, a Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See “Swap Agreements” for a description of additional risks associated with credit default swaps.

Investments in Other Investment Companies
Each Fund may invest in the securities of other investment companies, including affiliated investment companies, to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Trust has entered into agreements with several unaffiliated exchange-traded funds ("ETFs") that permit, pursuant to an SEC order granted to such ETFs, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above. A Fund will only make such investments in conformity with the requirements of Subchapter M of the Internal Revenue Code. Similarly, the SEC has issued an exemptive order to the Trust that permits registered investment companies to invest in the Funds beyond the Section 12(d)(1) limits set forth above subject to conditions set forth in the exemptive order, such as entering into an agreement with the Trust. The Funds may rely on this order to allow for such investment only to the extent that the Funds are not, in turn, investing beyond the Section 12(d)(1) limits in another affiliated or unaffiliated investment company in reliance on an exemptive order or Sections 12(d)(1)(G) or 12(d)(1)(F). The Nova Fund, Inverse S&P 500® Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Long Short Equity Fund, Event Driven and Distressed Strategies Fund, Monthly Rebalance NASDAQ-100 2x Strategy Fund and Emerging Markets Bond Strategy Fund (collectively, the "Ineligible Funds"), however, are not currently eligible for such investment in excess of the Section 12(d)(1) limitations in reliance on the Trust's exemptive order. Accordingly, registered investment companies that would like to invest in the Funds must adhere to the limits set forth in Section 12(d)(1) of the 1940 Act when investing in the Funds.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, each Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Advisor believes such an investment is in the best interests of the Fund and its shareholders.  For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually.  A Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index.  A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses.  However, as a shareholder of a BDC, a Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers.  As a result, the fees and expenses of a Fund that invests in a BDC will be effectively overstated by an amount equal to the “Acquired Fund Fees and Expenses.”  Acquired Fund Fees and Expenses are not included as an operating expense of a Fund in the Fund’s financial statements, which more accurately reflect the Fund’s actual operating expenses.

Investment companies may include index-based investments, such as ETFs that hold substantially all of the component securities of a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Each Fund also may invest in ETFs that are actively managed to the extent such investments are consistent with its investment objective and policies.

Pooled Investment Vehicles
The Emerging Markets Bond Strategy Fund and the Event Driven and Distressed Strategies Fund may invest in the securities of pooled vehicles that are not investment companies and, thus, not required to comply with the provisions of the 1940 Act. As a shareholder of such vehicles, a Fund will not have all of the investors protections afforded by the 1940 Act. Such pooled vehicles may be required to comply with the provisions of other federal securities laws, such as the Securities Act of 1933. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If a Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Advisor and the other expenses that the Fund bears directly in connection with its own operations. In addition, a Fund's investment in pooled investment vehicles may be considered illiquid and subject to the Fund's restrictions on illiquid investments.

Portfolio Turnover
As discussed in the Funds’ Prospectuses, the Trust anticipates that investors in the Funds, other than the Emerging Markets Bond Strategy Fund and Alternative Funds, will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See “Purchasing and Redeeming Shares” and “Financial Highlights” in the Funds’ Prospectuses. Because each Fund’s portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund’s investors, it is very difficult to estimate what the Fund’s actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Alternative Funds, will be substantial.

In general, the Advisor manages the Emerging Markets Bond Strategy Fund and Alternative Funds without regard to restrictions on portfolio turnover. The Funds’ investment strategies may, however, produce relatively high portfolio turnover rates from time to time. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Emerging Markets Bond Strategy Fund and Alternative Funds use derivatives, they will generally be short-term derivative instruments. As a result, the Funds’ reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of the Emerging Markets Bond Strategy Fund and Alternative Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result on the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders. For additional information about portfolio turnover rate, please see “More Information About Portfolio Turnover” in this SAI.

Real Estate Investment Trusts (“REITs”)
The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets certain definitional requirements under the Internal Revenue Code. The Internal Revenue Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Internal Revenue Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Real Estate Securities
The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its investment in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Repurchase Agreements
Each Fund may enter into repurchase agreements with financial institutions. The Funds have adopted certain procedures designed to minimize the risks associated with repurchase transactions. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. While there is no limit on the percentage of Fund assets that may be used in connection with repurchase agreements, it is the current policy of each Fund to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund’s net assets. Repurchase agreements with maturities in excess of seven days but which are subject to an agreement obligating the counterparty to the repurchase agreement to repurchase the collateral within seven days are not subject to this policy. The investments of each Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements
The Domestic Equity Funds, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Markets Bond Strategy Fund, Alternative Funds, and Specialty Funds (except the Real Estate Fund), may enter into reverse repurchase agreements as part of a Fund’s investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Short Sales
The Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500® Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Inverse High Yield Strategy Fund will regularly engage in short sales transactions in which a Fund sells a security it does not own. The remaining Domestic Equity Funds, Sector Funds, International Equity Funds, Specialty Funds, High Yield Strategy Fund, Emerging Markets Bond Strategy Fund and Alternative Funds may also engage in short sales transactions in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. Each Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

Swap Agreements
Each Fund (except for the Money Market Fund) may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor,” and (iii) interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. The Inverse High Yield Strategy Fund will primarily employ credit default swaps in order to obtain inverse exposure to the high yield bond market. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of credit protection would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection. The Inverse High Yield Strategy Fund expects to buy credit protection with multiple reference issuers, in which case, payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

The High Yield Strategy Fund, Inverse High Yield Strategy Fund and Emerging Markets Bond Strategy Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. The High Yield Strategy Fund and Emerging Markets Bond Strategy Fund are usually a net seller of credit protection and the Inverse High Yield Strategy Fund is usually a net buyer of credit protection, but each Fund may buy or sell credit default swaps. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) a Fund may enter into calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s obligations (or rights) under a swap agreement would generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund’s current obligations under a swap agreement would be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty would be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered would not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund would not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the High Yield Strategy Fund or Inverse High Yield Strategy Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement would typically be a bank, investment banking firm or broker-dealer. The counterparty would generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund would agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund would earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of credit protection. In cases where a Fund is the seller of credit protection, the Fund generally would earmark and reserve the full notional amount of the credit default swap.

Swap agreements generally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements generally is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap would be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, would not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Advisor will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds ability to enter into swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Time Deposits and Eurodollar Time Deposits
The Money Market Fund and the Emerging Markets Bond Strategy Fund may invest in Time Deposits, and specifically Eurodollar Time Deposits. Time Deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. Eurodollars are deposits denominated in dollars at banks outside of the United States and Canada and thus, are not under the jurisdiction of the Federal Reserve. Because Eurodollar Time Deposits are held by financial institutions outside of the United States and Canada, they may be subject to less regulation and therefore, may pose more risk to the Fund than investments in their U.S. or Canadian counterparts.

Tracking Error
The following factors may affect the ability of the Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the Europe 1.25x Strategy Fund’s and Japan 2x Strategy Fund’s respective underlying indices and the time the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund price their shares at the close of the New York Stock Exchange (“NYSE”); or (11) market movements that run counter to a leveraged Fund’s investments. Market movements that run counter to a leveraged Fund’s investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined uptrend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the Europe 1.25x Strategy and Japan 2x Strategy Funds’ performance may tend to vary from the closing performance of the Europe 1.25x Strategy and Japan 2x Strategy Funds’ respective underlying indices. However, all of the Domestic Equity Funds’, International Equity Funds’, Government Long Bond 1.2x Strategy Fund’s, Inverse Government Long Bond Strategy Fund’s, Strengthening Dollar 2x Strategy Fund’s, and Weakening Dollar 2x Strategy Fund’s performance attempts to correlate highly with the movement in their respective underlying indices over time.

U.S. Government Securities
The Government Long Bond 1.2x Strategy Fund invests primarily in U.S. government securities, and each of the other Funds may invest in U.S. government securities. The Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Event Drive and Distressed Strategies Fund may enter into short transactions in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the

Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while still other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond 1.2x Strategy Fund will invest in such U.S. government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth until 2012. For the period during which these Agreements were in effect, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

Non-Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are not considered to be principal to the management of the Funds. However, the Funds are permitted to, and may from time to time, engage in the investment activities described below if and when the Advisor determines that such activities will help the Funds to achieve their respective investment objectives. Shareholders will be notified if a Fund’s use of any of the non-principal investment policies, techniques or instruments described below represents a material change in the Fund’s principal investment strategies.

Cyber Security Risk
Investment companies, such as the Funds, and their service providers may be vulnerable to operational and information security risks resulting from cyber-attacks.  Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches.  Cyber-attacks affecting the Funds or the Advisor, distributor, custodian, transfer agent, intermediaries and other third-party service providers may adversely affect the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For example, cyber-attacks may interfere with the processing of shareholder transactions, affect the Funds' ability to calculate their NAVs, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management efforts designed to mitigate or prevent the risk of cyber-attacks.  Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber-attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers, and may cause the Funds' investments in such portfolio companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds may invest will be able to prevent cyber-attacks or avoid losses or other adverse consequences relating to cyber-attacks or other information security breaches in the future.

Exchange-Traded Notes
The Emerging Markets Bond Strategy Fund may invest in exchange traded notes (“ETNs”). ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and, generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to credit risk.

It is expected that the issuer’s credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer’s credit rating or there is a decline in the perceived creditworthiness of the issuer, the value of the ETN will decline as a lower credit rating reflects a greater risk that the issuer will default on its obligation to ETN investors. The Fund must pay an investor fee when investing in an ETN, which will reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. There are no periodic interest payments for ETNs, and principal typically is not protected. As is the case with other exchange traded products (“ETPs”), an investor could lose some of or the entire amount invested in ETNs. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Illiquid Securities
Each Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (5% with respect to the Money Market Fund) of the Fund’s net assets in illiquid securities. If the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% (5% for the Money Market Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Advisor.

Lending of Portfolio Securities
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. The Funds are not permitted to lend portfolio securities to the Advisor or its affiliates unless the Funds apply for and receive specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will invest cash collateral received from the borrower in types of investments previously approved by the Trust’s Board that are intended to be conservative in nature.  Investments of cash collateral will be undertaken at the Fund’s risk and the Fund could lose money in the event of a decline in the value of such investments.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

When‑Issued and Delayed‑Delivery Securities
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds
While the Funds do not intend to do so, the Fixed Income Funds are permitted to invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

Banking Fund
The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, brokerage, financial planning, wealth management, leasing, mortgage finance and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be “principally engaged” in this Fund’s business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as the Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a.	the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer;

b.	for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class;

c.	for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

Basic Materials Fund
The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials as well as intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies primarily involved in this sector.

Biotechnology Fund
The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

Consumer Products Fund
The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, household and personal care products. The Fund may invest in owners and operators of distributors, food retail stores, pharmacies, hypermarkets and super centers selling food and a wide-range of consumer staple products. The Fund may invest in distillers, vintners and producers of alcoholic beverages, beer, malt liquors, and non-alcoholic beverages (including mineral water). The Fund may invest in producers of agricultural products (crop growers, owners of plantations) and companies that produce and process food, producers of packaged foods (including dairy products, fruit juices, meats, poultry, fish and pet foods) and producers of non-durable household products (including detergents, soaps, diapers and other tissue and household paper products). The Fund may also invest in manufacturers of personal and beauty care products, including cosmetics and perfumes.

Electronics Fund
The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing (“CAD/CAM”), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

Energy Fund
The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

Energy Services Fund
The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

Financial Services Fund
The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, investment banking, asset management, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be “principally engaged” in this Fund’s business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a.	the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer;

b.	for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class;

c.	for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

Health Care Fund
The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

Internet Fund
The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

Leisure Fund
The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, lodging, restaurants, leisure equipment and gaming casinos.

Precious Metals Fund
The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector (“Precious Metals Companies”). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

Retailing Fund
The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. The Fund may also invest in companies primarily distributing goods to merchandisers. Companies in which the Fund may invest include general merchandise retailers, department stores, internet retailers and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, home furnishings or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

Technology Fund
The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics and communications.

Telecommunications Fund
The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

Transportation Fund
The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

Utilities Fund
The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund’s Prospectuses. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund’s assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

MORE INFORMATION ABOUT THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND’S COMPARABLE INDEX

The Event Driven and Distressed Strategies Fund employs an investment methodology that is similar to that used to compile the Credit Suisse Event Driven Liquid Index. Information regarding the Credit Suisse Event Driven Liquid Index is provided below.

Credit Suisse Event Driven Liquid Index
Index Description. The Credit Suisse Event Driven Liquid Index (the “Index”) was created by Credit Suisse Alternative Capital, Inc., as Index sponsor (the “Index Sponsor”).  The level of the Index reflects the return of a dynamic basket of various market measures (the “Market Factors”), each described below.  The Index is not a managed hedge fund and does not track the performance of any specific hedge fund or group of hedge funds.  Instead, the Index is designed to correlate to the historical performance of the universe of event driven hedge funds, as represented by the Dow Jones Credit Suisse Event Driven Hedge Fund Index, by tracking the performance of non-hedge fund, transparent market measures such as the Market Factors.  The Market Factors will be selected and weighted in accordance with an algorithm that seeks to approximate the returns of that universe.  The calculation of the Index takes into consideration holding costs associated with the Market Factors and costs associated with calculating the Index.

Index Calculation.  The Index essentially tracks the following:

(i)	Market Factors selected pursuant to the algorithmic methodology of the Index, each with its own prescribed weighting;

(ii)	Hypothetical borrowings to the extent the Index’s exposure to Market Factors is leveraged and related negative accruals; and
(iii)     Certain charges and fees.

The level of the Index at the close of any Index Business Day (the “Index Level”) is the sum of (i) each of the product of (A) the Factor Share (as defined below) as of the most recent Rebalancing Date with respect to each  Market Factor included in the Index and (B) the Factor Level (as defined below) as of the applicable Index Business Day with respect to such Market Factor, plus (ii) the Cash Level (as defined below) as of the applicable Index Business Day, plus (iii) the sum of each of the product of (A) the Factor Share as of the most recent Rebalancing Date with respect to each Market Factor and (B) the Factor Dividend (as defined below) as of the applicable Index Business Day with respect to such Market Factor, minus (iv) the Accrued Holding Rate (as defined below) from the previous Rebalancing Date to the applicable Index Business Day, minus (v) the Accrued Index Adjustment Factor from the previous Rebalancing Date to the applicable Index Business Day.

For any given Market Factor on any Rebalancing Date “r”, the term “Factor Shares” means the product of (i) the Index Level on the business day on which the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index level is published each month (or, if no Index Level is available for that day, the most recently available Index Level) (“Posting Date”) and (ii) the quotient of the Factor Weight as established on the Posting Date divided by the Factor Level on the Posting Date.  Expressed as a formula, the Factor Shares equal:

FSmr = Vp × FWmp/FLmp
where,

Vp = the Index Level on the Posting Date (such date, “p”);

FWmp = the Factor Weight of each Market Factor “m”, as determined below under the caption “Iterative Regression Process”, on p (the Posting Date); and

the “Factor Level”, or “FLmp”, equals the level of the relevant Market Factor “m” published by the relevant Factor Publisher (as defined below) on p (the Posting Date).  In the case of a negative weight for International Large Cap or Emerging Markets, the Factor Level of the net Index version of the relevant Market Factor acting as a proxy for either International Large Cap or Emerging Markets will be substituted for the gross Index version of such Market Factor.

The “Cash Level” on any Rebalancing Date, or “CLr”, equals (i) the Index Level on the Rebalancing Date minus (ii) the sum of the products of (A) the Factor Shares as of the Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level as of the Rebalancing Date with respect to each Market Factor included in the Index.  The Cash Level may be negative.  Expressed as a formula, the Cash Level on such days equals:

CLr = Vr ‑ Σ(FSmr × FLmr)

where,

Vr = the Index Level on the Rebalancing Date, “r”; and

FLmr = the Factor Level of each Factor “m” on “r” (the Rebalancing Date).

The “Cash Level” on any Index Business Day “t” that is not a Rebalancing Date, or “CLt”, equals the sum of (i) the Cash Level on the previous Rebalancing Date and (ii) the product of (A) the Cash Level minus the Short Proceeds, each as of the immediately preceding Rebalancing Date, multiplied by (B) the Cash Rate, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date divided by 360.  The Cash Level may be negative.  Expressed as a formula, the Cash Level on such days equals:

CLt = CLr + ((CLr - SPr)CRr × dt‑r/360)

where,

SPr = the “Short Proceeds” on Rebalancing Date “r”, such that SPr = -Σmin(FSmr, 0) × FLmr dt‑r = the number of calendar days elapsed from the last Rebalancing Date “r” to the current Index Business Day “t”; and

CRr = the annual Cash Rate, which equals the then applicable Federal Funds effective rate (the rate for U.S. dollar federal funds on the Rebalancing Date as published in H.15(519) opposite the heading “Federal funds (effective)”, as that rate is displayed on the Reuters screen FEDFUNDS1 page under the heading “EFFECT”).  This rate, for purposes of calculating the Index, resets at each Rebalancing Date.

On any Index Business Day “t”, the “Factor Dividend”, or “FDmr, t‑r”, is equal to the accrual of dividend income with respect to the constituent stocks of each Market Factor “m” other than the MSCI Indices (which, because they are total return indices, already reflect dividend income at the Index level) that has a non‑zero Factor Weight from the Rebalancing Date “r” to the current Index Business Date “t”.

On any Index Business Day “t”, the “Accrued Holding Rate”, or “AHRTHR, t‑r”, equals the product of (i) the Index Level as of the previous Rebalancing Date and (ii) the Holding Rate as of the previous Rebalancing Date, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date, divided by 360.  Expressed as a formula, the Accrual Holding Rate equals:

AHRTHR, t‑r = Vr × (HRrquarterly × dt‑r/360)

where,

HRrquarterly = the “Holding Rate”, which is the rate set quarterly on the Rebalancing Date immediately following each calendar quarter (i.e., “quarterly”) by the Index Committee based on then prevailing swap spreads on the Market Factors, and which may be negative.  The Holding Rate shall remain fixed until the Rebalancing Date immediately following the subsequent calendar quarter except upon an event which, in the sole discretion of the Index Committee, shall be deemed to have a significant impact on the holding cost of the current Index constituents, in which event the Holding Rate shall be reset to a rate deemed reasonable based on then prevailing market conditions by the Index Committee.  The Holding Rate is currently 0.40%.

On any Index Business Day “t”, the “Accrued Index Adjustment Factor”, or “AIAFIAF, t‑r”, equals the accrued Index Adjustment Factor from the previous Rebalancing Date “r” to the current Index Business Day “t” (based on an actual/365 day count convention), calculated daily with respect to the previous Index Business Day’s Index Level.  Expressed as a formula, the Accrued Index Adjustment Factor equals:

where,

di = the number of days elapsed from the previous Index Business Day “t‑1” to the current Index Business Day “t”;
rs = the Index Business Day after the Rebalancing Date “r”; and

dt‑r = the number of calendar days elapsed from the last Rebalancing Date “r” to the current Index Business Day “t”.
The “Index Adjustment Factor” or “IAFr” is a fee, established by the Index Committee, at 0.5% per annum.

If on any Index Business Day the Index Level as calculated herein is equal to or less than zero, the Index Level will be reported as zero; provided, however, that the Index Sponsor and Index Committee will continue to calculate and rebalance the Index Level without adjustment, and the Index Level will be reported as the calculated level on any Index Business Day that the Index Level as calculated exceeds zero.

Rebalancing.  The Index is rebalanced monthly on the Index Business Day immediately following the official publication date of the Dow Jones Credit Suisse Event Driven Hedge Fund Index (each such date, a “Rebalancing Date”), unless (i) there is a Market Disruption Event affecting all Market Factors on such Index Business Day, in which case the Rebalancing Date shall be the immediately following Index Business Day on which there is no Market Disruption Event or (ii) there is a Market Disruption Event affecting only some of the Market Factors whose Factor Weights were to change as of such Rebalancing Date, in which case the Index Committee shall effect the rebalancing of the Index in a staggered fashion by implementing new Factor Weights in the Index only with respect to those Market Factors that have not been affected by such Market Disruption Event, while deferring the implementation of the new Factor Weight for each affected Market Factor until the next Index Business Day on which such Market Factor is no longer affected by a Market Disruption Event.  In the case of a staggered rebalancing as described in (ii) above, the Index Committee shall implement such other changes to the Index methodology until the all new Factor Weights have been implemented in the Index and the Index has been completely rebalanced as the Index Committee deems necessary in order to take into account such staggered rebalancing, including without limitation temporary offsetting increases or decreases to the Cash Level and the use of more than one Rebalancing Date (depending on whether and when new Factor Weights are implemented in the Index).  On the Index Business Day immediately following the implementation of all of the new Factor Weights and the completion of the rebalancing, the regular Index methodology shall be restored, and from such Index Business Day until the Index methodology provides otherwise, the previous Rebalancing Date, for the purposes of the various formulas in the Index methodology, shall be the Index Business Day on which such staggered rebalancing was completed.  The official publication date of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index generally occurs on or about the 15th day of each month.

The Market Factors included in the Index are determined by, and weighted according to their respective Factor Weights (which may be zero), each as determined at the close of business on the Rebalancing Date, that seeks to replicate the return (net of fees) of the Dow Jones Credit Suisse Event Driven Hedge Fund Index.  Using the immediately preceding 12 months of returns for each Market Factor and the Dow Jones Credit Suisse Event Driven Hedge Fund Index, the Index Sponsor successively applies a number of regressions which seek to capture increasingly granular influences on the performance of the Dow Jones Credit Suisse Event Driven Hedge Fund Index.

The Market Factors currently include the following liquid, investable market measures:

•
Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

•
Credit Suisse Distressed Equity Liquid Index represents the investable universe of the public equity of issuers in the high yield debt market. The index is valued daily and is constructed using objective and transparent rules-based methodology.

•	iBoxx Liquid High Yield Bond Index tracks a basket of the most liquid high yield corporate bonds.

•
CDX Credit Basket tracks the total return of a fully funded rolling long position in the North America High Yield CDX Index where the position is rolled every 6 months and is intended to represent selling protection in the high yield debt universe.

•
Credit Suisse Merger Arbitrage Liquid Index aims to gain broad exposure to the merger arbitrage strategy using a pre-defined quantitative methodology to invest in a liquid, diversified and broadly representative set of announced American and Western European merger deals in accordance with the index rules including certain liquidity and investability criteria. The index is valued daily and is constructed using objective and transparent rules-based methodology.

•
Credit Suisse Illiquidity Premium Liquid Index uses a quantitative methodology to combine liquid index options in order to achieve a risk premium similar to that achieved by holding illiquid securities. The index is valued daily and is constructed using objective and transparent rules-based methodology.

Quantitative methods are used to compensate for auto-correlation in returns.  The Factor Weight with respect to a Market Factor is the coefficient resulting from such regressions on the Rebalancing Date.  A positive Factor Weight indicates a long position in the applicable Market Factor while a negative Factor Weight indicates a short position in the associated Market Factor.  Only the CDX Credit Basket may be assigned a negative Factor Weight. A Factor Weight of zero indicates that such Market Factor is not included in the Index. As a final step, the Factor Weights as an estimation portfolio are passed through a volatility filter to decrease the risk if necessary to approximately that of the Dow Jones Credit Suisse Event Driven Hedge Fund Index.

Date of the Underlying Benchmark’s Commencement.  The Index was established on December 31, 2009.

Index Availability.  The Index Committee will be the final authority on the Index and the interpretation of The Index Calculation Agent will publish the Index Level (as defined below) with respect to any Index Business Day on Bloomberg under the ticker symbol “CSLABLN” (or on any successor page at the sole and absolute discretion of the Index Committee) approximately every fifteen (15) seconds (assuming the Index level has changed within such fifteen-second interval) from 8:45 a.m. to 5:00 p.m. (New York City time) on each business day, and publishes the closing level of the Index for each business day at approximately 6:30 p.m. (New York City time) on each such day.  An “Index Business Day” is any day that the financial markets are generally open for trading in New York City.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectuses, the Domestic Equity Funds (except the NASDAQ-100® Fund, Russell 2000® Fund, S&P 500® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund and S&P SmallCap 600® Pure Value Fund), International Equity Funds, Fixed Income Funds (except the High Yield Strategy Fund), and Specialty Funds (except the Real Estate Fund), present certain risks, some of which are further described below.

Leverage. The Monthly Rebalance NASDAQ-100® 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, and Strengthening Dollar 2x Strategy Fund (the “Leveraged Funds”) and the Inverse Emerging Markets 2x Strategy Fund and Weakening Dollar 2x Strategy Fund (the “Leveraged Inverse Funds”) employ leverage as a principal investment strategy and each of the Leveraged Funds and Leveraged Inverse Funds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Leveraged Fund or Leveraged Inverse Fund achieves the right to a return on a capital base that exceeds the amount the Leveraged Fund or Leveraged Inverse Fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and Leveraged Inverse Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Funds to pay interest, which would decrease the Leveraged Funds’ and Leveraged Inverse Funds’ total return to shareholders. If the Leveraged Funds and Leveraged Inverse Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

Each of the Alternative Funds regularly invests in financial instruments that give rise to leverage as part of its principal investment strategy. While the Funds may borrow for investment purposes, each derives its leveraged exposure primarily through the use of derivatives that give rise to leverage. Utilization of leverage involves special risks and should be considered speculative. Leverage exists when a fund achieves the right to a return on a capital base that exceeds the amount the fund has invested. Leverage creates the potential for greater gains to shareholders of the Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Funds to pay interest, which would decrease the Funds’ total returns to shareholders. If the Funds achieve their respective investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Funds not been leveraged.

Special Note Regarding the Correlation Risks of the Leveraged Funds and Leveraged Inverse Funds. As discussed in the Prospectuses, each of the Leveraged Funds and Leveraged Inverse Funds are “leveraged” funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day or, for the Monthly Rebalance NASDAQ-100® 2x Strategy Fund, on a calendar month basis. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectuses. In addition, there is a special form of correlation risk that derives from the Leveraged Funds’ and Leveraged Inverse Funds’ use of leverage. For periods greater than one day, or for the Monthly Rebalance NASDAQ-100® 2x Strategy Fund, a full calendar month, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the Underlying Index performance times the stated multiple in the fund objective.

A Leveraged Fund’s or Leveraged Inverse Fund’s return for periods longer than one day or, for the Monthly Rebalance NASDAQ-100® 2x Strategy Fund, a full calendar month, is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund’s performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a hypothetical leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: (a) no dividends paid by the companies included in the index; (b) no fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent (0%). If fund expenses were included, the fund’s performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a hypothetical leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses. However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectuses. In the charts below, unshaded areas represent those scenarios where a hypothetical leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

Hypothetical Leveraged Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	-80%	-64%	-64%	-65%	-65%	-67%	-68%	-69%	-70%	-71%
-35%	-70%	-58%	-59%	-59%	-60%	-62%	-63%	-64%	-65%	-66%
-30%	-60%	-52%	-53%	-52%	-53%	-55%	-56%	-58%	-60%	-61%
-25%	-50%	-45%	-46%	-46%	-47%	-48%	-50%	-52%	-53%	-55%
-20%	-40%	-36%	-37%	-39%	-40%	-41%	-43%	-44%	-47%	-50%
-15%	-30%	-29%	-29%	-30%	-32%	-33%	-36%	-38%	-40%	-43%
-10%	-20%	-20%	-21%	-23%	-23%	-26%	-28%	-31%	-32%	-36%
-5%	-10%	-11%	-12%	-13%	-16%	-18%	-20%	-23%	-25%	-29%
0%	0%	-1%	-2%	-4%	-6%	-8%	-11%	-14%	-17%	-20%
5%	10%	9%	8%	6%	3%	2%	-3%	-5%	-8%	-12%
10%	20%	19%	19%	16%	15%	10%	9%	4%	0%	-5%
15%	30%	31%	29%	27%	25%	21%	19%	15%	11%	6%
20%	40%	43%	41%	38%	35%	32%	27%	23%	18%	13%
25%	50%	54%	52%	50%	48%	43%	39%	34%	29%	22%
30%	60%	69%	64%	62%	58%	56%	49%	43%	39%	34%
35%	70%	79%	77%	75%	70%	68%	61%	57%	50%	43%
40%	80%	92%	91%	88%	82%	81%	73%	67%	62%	54%

The second table below shows the estimated fund return over a one-year period for a hypothetical leveraged fund that has an investment objective to correspond to twice (200% of) the monthly performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses. However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectuses. In the charts below, unshaded areas represent those scenarios where a hypothetical leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

Hypothetical Leveraged Monthly 2x Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	-80%	-65%	-66%	-66%	-67%	-68%	-69%	-70%	-71%	-73%
-35%	-70%	-59%	-59%	-60%	-61%	-62%	-63%	-65%	-66%	-68%
-30%	-60%	-52%	-53%	-53%	-54%	-56%	-57%	-59%	-60%	-62%
-25%	-50%	-45%	-45%	-46%	-47%	-49%	-50%	-52%	-54%	-56%
-20%	-40%	-37%	-38%	-39%	-40%	-41%	-43%	-45%	-48%	-50%
-15%	-30%	-29%	-29%	-31%	-32%	-34%	-36%	-38%	-40%	-43%
-10%	-20%	-20%	-21%	-22%	-24%	-25%	-28%	-30%	-33%	-36%
-5%	-10%	-11%	-12%	-13%	-15%	-17%	-19%	-22%	-25%	-28%
0%	0%	-1%	-2%	-3%	-5%	-8%	-10%	-13%	-17%	-20%
5%	10%	9%	8%	6%	4%	2%	-1%	-4%	-8%	-12%
10%	20%	20%	19%	17%	15%	12%	9%	5%	1%	-3%
15%	30%	31%	30%	28%	25%	22%	19%	15%	11%	6%
20%	40%	42%	41%	39%	36%	33%	30%	25%	21%	16%
25%	50%	54%	53%	51%	48%	44%	40%	36%	31%	25%
30%	60%	67%	65%	63%	60%	56%	52%	47%	41%	36%
35%	70%	79%	78%	75%	72%	68%	64%	58%	53%	47%
40%	80%	93%	91%	88%	85%	80%	76%	70%	64%	57%

The third table below shows the estimated fund return over a one-year period for a hypothetical leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The hypothetical leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses. However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectuses. In the charts below, unshaded areas represent those scenarios where a hypothetical leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

Hypothetical Leveraged Inverse Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% Inverse of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	80%	165%	153%	145%	127%	114%	99%	74%	57%	35%
-35%	70%	130%	122%	109%	96%	84%	68%	51%	32%	17%
-30%	60%	98%	93%	79%	68%	58%	46%	29%	16%	1%
-25%	50%	73%	68%	58%	49%	36%	26%	13%	2%	-13%
-20%	40%	51%	45%	39%	31%	20%	12%	-2%	-11%	-23%
-15%	30%	35%	29%	23%	16%	6%	-2%	-12%	-22%	-30%
-10%	20%	20%	16%	9%	3%	-5%	-13%	-21%	-30%	-39%
-5%	10%	8%	5%	-2%	-8%	-14%	-21%	-30%	-38%	-46%
0%	0%	-3%	-7%	-12%	-17%	-23%	-28%	-37%	-44%	-51%
5%	-10%	-12%	-15%	-19%	-25%	-31%	-35%	-43%	-47%	-55%
10%	-20%	-19%	-23%	-27%	-32%	-36%	-43%	-47%	-53%	-59%
15%	-30%	-27%	-29%	-32%	-37%	-42%	-46%	-53%	-58%	-63%
20%	-40%	-33%	-35%	-38%	-42%	-46%	-50%	-56%	-60%	-66%
25%	-50%	-38%	-40%	-43%	-47%	-51%	-55%	-59%	-64%	-68%
30%	-60%	-43%	-44%	-47%	-51%	-55%	-59%	-62%	-66%	-71%
35%	-70%	-46%	-49%	-52%	-53%	-58%	-61%	-66%	-68%	-73%
40%	-80%	-50%	-52%	-55%	-57%	-61%	-64%	-68%	-71%	-75%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a hypothetical leveraged fund. A Leveraged Fund’s or Leveraged Inverse Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above and in the Prospectuses.

INVESTMENT RESTRICTIONS

Fundamental Policies
The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

Fundamental Policies of the Domestic Equity Funds (except the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500® Strategy Fund, Nova Fund and NASDAQ-100® Fund), Sector Funds (except the Precious Metals Fund), International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Markets Bond Strategy Fund, Alternative Funds, and Specialty Funds

Each Fund may not:

1.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.
Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3.
Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts (this restriction does not apply to the Emerging Markets Bond Strategy Fund and Event Driven and Distressed Strategies Fund).

4.
Purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including real estate investment trusts) (this restriction applies only to the Monthly Rebalance NASDAQ-100® 2x Strategy Fund, Emerging Markets Bond Strategy Fund and Event Driven and Distressed Strategies Fund).

5.
Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectuses and elsewhere in this SAI, from purchasing, selling or entering into futures contracts on commodities or commodity contracts, options on futures contracts on commodities or commodity contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (this restriction applies only to the Monthly Rebalance NASDAQ-100® 2x Strategy Fund, Emerging Markets Bond Strategy Fund and Event Driven and Distressed Strategies Fund).

6.
Issue senior securities (meaning any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

7.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8.	Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

9.
Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry[1]; except that, (i) to the extent the benchmark selected for a particular Domestic Equity Fund, International Equity Fund, the Strengthening Dollar 2x Strategy Fund, or the Weakening Dollar 2x Strategy Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund or the Real Estate Fund will be concentrated in an industry or group of industries within a sector. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

Fundamental Policies of the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500® Strategy Fund, Nova Fund, NASDAQ-100® Fund, Precious Metals Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government Long Bond Strategy Fund

Each Fund may not:

10.
Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

[1]
Each Alternative Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as disclosed in its then current registration statement.

11.    Underwrite securities of any other issuer.

12.
Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

13.
Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 14, 15, 16, and 17, as applicable to the Fund.

14.
Pledge, mortgage, or hypothecate the Fund’s assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

15.
Invest in commodities, except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

15.1	The Precious Metals Fund may (a) trade in futures contracts and options on futures contracts; or (b) invest in precious metals and precious minerals.

16.
Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

16.1	The Precious Metals Fund will invest 25% or more of the value of its total assets in securities in the metals-related and minerals-related industries.

17.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

18.
Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost (“selling against the box”).

18.1
The Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500® Strategy Fund, and Inverse Government Long Bond Strategy Fund, may engage in short sales of portfolio securities or maintain a short position if at all times when a short position is open (i) the Fund maintains a segregated account with the Fund’s custodian to cover the short position in accordance with the position of the SEC or (ii) the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

Fundamental Policies of the Money Market Fund

The Money Market Fund may not:

19.	Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

20.
Lend its portfolio securities in excess of 15% of the Fund’s total assets. Any loans of the Fund’s portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

21.	Issue senior securities, except as permitted by the Fund’s investment objectives and policies.

22.	Write or purchase put or call options.

23.
Mortgage, pledge, or hypothecate the Fund’s assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the borrowing.

24.	Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

25.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1.	Invest in warrants (this limitation does not apply to the S&P 500® Fund or the Russell 2000® Fund).

2.	Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3.	Invest in mineral leases (this limitation does not apply to the S&P 500® Fund or the Russell 2000® Fund).

The Domestic Equity Funds (except for the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500® Strategy Fund, Nova Fund, and NASDAQ-100® Fund), Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Markets Bond Strategy Fund, Alternative Funds, and Specialty Funds may not:

4.
Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy Nos. 1 and 17 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

5.	Invest in companies for the purpose of exercising control (this limitation does not apply to the S&P 500® Fund, Russell 2000® Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund).

6.
Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act, which generally permits a registered investment company to (1) borrow from a bank as long as the registered investment company maintains an asset coverage of at least

300% for all borrowings of such company and (2) enter into certain derivative transactions as long as the Fund at all times maintain an asset coverage of 100%.

7.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

8.
Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Monthly Rebalance NASDAQ-100® 2x Strategy Fund may not:

9.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and securities and financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index, without 60 days’ prior notice to shareholders.

The Russell 2000® 1.5x Strategy Fund may not:

10.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index, without 60 days’ prior notice to shareholders.

The Inverse S&P 500® Strategy Fund, Inverse NASDAQ-100® Strategy Fund, and Inverse Russell 2000® Strategy Fund each may not:

11.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite the securities of companies in its underlying index, without 60 days’ prior notice to shareholders.

The S&P 500® Fund, NASDAQ-100® Fund, and Russell 2000® Fund each may not:

12.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Mid-Cap 1.5x Strategy Fund may not:

13.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Inverse Mid-Cap Strategy Fund may not:

14.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index without 60 days’ prior notice to shareholders.

The S&P 500® Pure Growth Fund may not:

15.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P 500® Pure Value Fund may not:

16.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P MidCap 400® Pure Growth Fund may not:

17.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P MidCap 400® Pure Value Fund may not:

18.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P SmallCap 600® Pure Growth Fund may not:

19.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P SmallCap 600® Pure Value Fund may not:

20.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

Each Sector Fund and the Real Estate Fund may not:

21.
Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days’ prior notice to shareholders.

The Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Emerging Markets 2x Strategy Fund may not:

22.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Inverse Emerging Markets 2x Strategy Fund may not:

23.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index without 60 days’ prior notice to shareholders.

The Government Long Bond 1.2x Strategy Fund may not:

24.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Inverse Government Long Bond Strategy Fund may not:

25.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government without 60 days’ prior notice to shareholders.

The High Yield Strategy Fund may not:

26.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities without 60 days’ prior notice to shareholders.

The Inverse High Yield Strategy Fund may not:

27.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets without 60 days’ prior notice to shareholders.

The Emerging Markets Bond Strategy Fund may not:

28.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in a particular type or category of investments or securities without 60 days’ prior notice to shareholders.

The Long Short Equity Fund may not:

29.
Change its investment strategy to invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in long and short equity or equity-like securities, including individual securities and derivatives (based on their notional value for purposes of this calculation) giving exposure (i.e., economic characteristics similar to) to different sectors or industries to which the Fund is seeking exposure, without 60 days' prior notice to shareholders.

The Money Market Fund may not:

30.
Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in government securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security (except that if the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% (5% for the Money Market Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities); and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitations related to borrowing and the issuance of senior securities.

MORE INFORMATION ABOUT PORTFOLIO TURNOVER

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

The following table lists those Funds that have experienced variations in their portfolio turnover rates over one or more of the two most recently completed fiscal years.

Fund Name	Portfolio Turnover Rate for the Fiscal Year Ended March 31, 2015	Portfolio Turnover Rate for the Fiscal Year Ended March 31, 2014	Portfolio Turnover Rate for the Fiscal Year Ended March 31, 2013
Nova Fund	403%	259%	137%
Inverse S&P 500® Strategy Fund	103%	--	--
NASDAQ-100® Fund	267%	141%	94%
Inverse NASDAQ-100® Strategy Fund	149%	--	--
Mid-Cap 1.5x Strategy Fund	598%	563%	447%
Russell 2000® 1.5x Strategy Fund	830%	472%	527%
Russell 2000® Fund	947%	267%	160%
Inverse Russell 2000® Strategy Fund	189%	--	--
S&P 500® Pure Growth Fund	274%	594%	421%
S&P 500® Pure Value Fund	295%	410%	669%
S&P MidCap 400® Pure Value Fund	638%	506%	757%
S&P SmallCap 600® Pure Growth Fund	380%	677%	645%
Banking Fund	583%	481%	382%
Consumer Products Fund	87%	112%	230%
Electronics Fund	562%	1,436%	1,640%
Energy Fund	463%	231%	248%
Energy Services Fund	494%	350%	275%
Financial Services Fund	326%	414%	590%
Health Care Fund	176%	277%	266%
Leisure Fund	343%	265%	517%
Precious Metals Fund	371%	348%	206%
Retailing Fund	395%	671%	472%
Technology Fund	280%	321%	324%
Telecommunications Fund	804%	1,271%	1,550%
Transportation Fund	247%	593%	737%
Utilities Fund	384%	508%	534%
Europe 1.25x Strategy Fund	608%	654%	903%
Japan 2x Strategy Fund	405%	--	--
Emerging Markets 2x Strategy Fund	1,085%	1,412%	730%
Strengthening Dollar 2x Strategy Fund	299%	--	--
Weakening Dollar 2x Strategy Fund	219%	--	--
Real Estate Fund	599%	788%	699%
Government Long Bond 1.2x Strategy Fund	1,932%	2,661%	1,759%

Fund Name	Portfolio Turnover Rate for the Fiscal Year Ended March 31, 2015	Portfolio Turnover Rate for the Fiscal Year Ended March 31, 2014	Portfolio Turnover Rate for the Fiscal Year Ended March 31, 2013
Inverse Government Long Bond Strategy Fund	2,190%	1,097%	1,309%
High Yield Strategy Fund	393%	205%	95%
Inverse High Yield Strategy Fund	784%	--	--
Emerging Markets Bond Strategy Fund	655%	--*	**
Long Short Equity Fund	331%	256%	183%
Event Driven and Distressed Strategies Fund	107%	161%	228%
*    Since commencement of operations: October 8, 2013.
**    Not in operation for the period indicated.

Variations in the Funds’ portfolio turnover rates may be due to a fluctuating volume of shareholder purchase and redemption orders or market conditions.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s markup or reflect a dealer’s markdown. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s markup or reflect a dealer’s markdown. When a Fund executes transactions in the OTC market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions generally will be beneficial to the Fund.

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013 the Funds paid the following brokerage commissions:

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2015	Aggregate Brokerage Commissions During Fiscal Year Ended 2014	Aggregate Brokerage Commissions During Fiscal Year Ended 2013
Inverse Mid-Cap Strategy Fund	2/20/2004	$169	$532	$787
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$1,455	$4,283	$5,458
Inverse Russell 2000® Strategy Fund	2/20/2004	$2,725	$5,581	$4,097
Inverse S&P 500® Strategy Fund	1/7/1994	$4,645	$19,233	$24,994
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	11/29/2014	$17,256	*	*
Mid-Cap 1.5x Strategy Fund	8/16/2001	$59,523	$86,941	$82,231

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2015	Aggregate Brokerage Commissions During Fiscal Year Ended 2014	Aggregate Brokerage Commissions During Fiscal Year Ended 2013
Nova Fund	7/12/1993	$31,408	$36,287	$29,581
NASDAQ-100® Fund	2/14/1994	$175,990	$115,791	$188,442
Russell 2000® Fund	5/31/2006	$66,922	$107,525	$53,724
Russell 2000® 1.5x Strategy Fund	11/1/2000	$21,753	$140,492	$138,020
S&P 500® Fund	5/31/2006	$67,709	$92,406	$76,793
S&P 500® Pure Growth Fund	2/20/2004	$95,193	$270,582	$132,769
S&P 500® Pure Value Fund	2/20/2004	$192,059	$202,719	$365,689
S&P MidCap 400® Pure Growth Fund	2/20/2004	$128,025	$267,848	$452,592
S&P MidCap 400® Pure Value Fund	2/20/2004	$77,093	$184,257	$401,244
S&P SmallCap 600® Pure Growth Fund	2/20/2004	$57,236	$286,579	$109,492
S&P SmallCap 600® Pure Value Fund	2/20/2004	$103,717	$353,371	$406,689
Banking Fund	4/1/1998	$94,966	$101,261	$123,712
Basic Materials Fund	4/1/1998	$119,573	$144,264	$131,052
Biotechnology Fund	4/1/1998	$390,146	$537,314	$488,896
Consumer Products Fund	7/6/1998	$129,640	$125,794	$218,863
Electronics Fund	4/1/1998	$110,722	$131,172	$130,951
Energy Fund	4/21/1998	$114,715	$68,826	$72,044
Energy Services Fund	4/1/1998	$128,693	$86,995	$92,437
Financial Services Fund	4/2/1998	$66,853	$69,124	$78,473
Health Care Fund	4/17/1998	$114,295	$167,621	$183,668
Internet Fund	4/6/2000	$53,303	$83,493	$20,076
Leisure Fund	4/1/1998	$67,941	$41,684	$76,802
Precious Metals Fund	12/1/1993	$263,832	$703,489	$432,865
Retailing Fund	4/1/1998	$60,161	$88,443	$90,766
Technology Fund	4/14/1998	$48,461	$69,652	$41,239
Telecommunications Fund	4/1/1998	$32,774	$61,294	$97,834
Transportation Fund	4/2/1998	$74,936	$197,689	$183,766
Utilities Fund	4/3/2000	$163,733	$141,919	$139,974
Europe 1.25x Strategy Fund	5/8/2000	$55,297	$109,049	$154,192
Japan 2x Strategy Fund	2/22/2008	$25,205	$37,811	$21,610
Emerging Markets 2x Strategy Fund	10/29/2010	$160,808	$60,385	$20,389
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	$8,621	$6,570	$4,258
Government Long Bond 1.2x Strategy Fund	1/3/1994	$77,025	$121,588	$108,428
Inverse Government Long Bond Strategy Fund	3/3/1995	$70,850	$130,190	$95,179
High Yield Strategy Fund	4/16/2007	$208,361	$37,654	$49,878
Inverse High Yield Strategy Fund	4/16/2007	$33,554	$12,047	$8,413
Emerging Markets Bond Strategy Fund	10/8/2013	$3,406	$542	*
Strengthening Dollar 2x Strategy Fund	5/25/2005	$117,236	$23,559	$35,258
Weakening Dollar 2x Strategy Fund	5/25/2005	$9,467	$11,057	$15,396
Real Estate Fund	2/20/2004	$222,551	$128,437	$206,708
Long Short Equity Fund	3/22/2002	$64,331	$139,158	$201,344

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2015	Aggregate Brokerage Commissions During Fiscal Year Ended 2014	Aggregate Brokerage Commissions During Fiscal Year Ended 2013
Event Driven and Distressed Strategies Fund	6/30/2010	$3,814	$1,014	$673
Money Market Fund	12/1/1993	$0	$0	$0
*    Not in operation for the period indicated.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund’s overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund’s investment objective or strategies over these periods.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement (as defined below). Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended March 31, 2015, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

Fund Name	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Inverse Mid-Cap Strategy Fund	$0	$0
Inverse NASDAQ-100® Strategy Fund	$0	$0
Inverse Russell 2000® Strategy Fund	$0	$0
Inverse S&P 500® Strategy Fund	$0	$0
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	$9,488	$127,528,217
Mid-Cap 1.5x Strategy Fund	$23,715	$170,413,280
Nova Fund	$11,370	$109,729,009
NASDAQ-100® Fund	$57,907	$689,043,625
Russell 2000® Fund	$12,252	$37,920,429
Russell 2000® 1.5x Strategy Fund	$13,095	$48,520,365
S&P 500® Fund	$18,296	$183,054,624
S&P 500® Pure Growth Fund	$47,174	$362,796,507
S&P 500® Pure Value Fund	$95,214	$384,409,805
S&P MidCap 400® Pure Growth Fund	$45,722	$265,115,495
S&P MidCap 400® Pure Value Fund	$38,241	$110,861,777
S&P SmallCap 600® Pure Growth Fund	$33,937	$118,636,082
S&P SmallCap 600® Pure Value Fund	$46,686	$102,528,419
Banking Fund	$55,910	$120,031,185
Basic Materials Fund	$58,777	$177,086,127
Biotechnology Fund	$215,764	$581,155,032
Consumer Products Fund	$80,523	$315,578,855
Electronics Fund	$53,697	$142,873,285
Energy Fund	$56,283	$241,877,786
Energy Services Fund	$63,189	$186,930,258
Financial Services Fund	$39,801	$135,416,875
Health Care Fund	$61,625	$300,322,630
Internet Fund	$23,492	$88,130,778
Leisure Fund	$35,111	$128,660,839
Precious Metals Fund	$131,661	$195,633,603
Retailing Fund	$31,465	$118,432,376
Technology Fund	$21,180	$79,328,717
Telecommunications Fund	$14,165	$39,132,108
Transportation Fund	$37,414	$204,103,415
Utilities Fund	$86,583	$332,523,110
Europe 1.25x Strategy Fund	$16,086	$37,236,544
Japan 2x Strategy Fund	$0	$0
Emerging Markets 2x Strategy Fund	$75,698	$278,009,120
Inverse Emerging Markets 2x Strategy Fund	$0	$0

Fund Name	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Strengthening Dollar 2x Strategy Fund	$0	$0
Weakening Dollar 2x Strategy Fund	$0	$0
Real Estate Fund	$113,614	$249,187,617
Government Long Bond 1.2x Strategy Fund	$0	$0
Inverse Government Long Bond Strategy Fund	$0	$0
High Yield Strategy Fund	$5,774	$74,811,826
Inverse High Yield Strategy Fund	$0	$0
Emerging Markets Bond Strategy Fund	$21	$187,983
Long Short Equity Fund	$31,688	$138,616,601
Event Driven and Distressed Strategies Fund	$631	$3,219,414
Money Market Fund	$0	$0

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Guggenheim Funds Distributors, LLC (the “Distributor”), the distributor of the Funds’ shares for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds did not pay any brokerage commissions to the Distributor or any affiliated brokers.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust’s shares. As of March 31, 2015, the following Funds held the following securities of the Trust’s “regular brokers or dealers”:

Fund Name	Full Name of Broker/Dealer	Type of Security	Total Dollar Amount of Securities of Each Regular Broker-Dealer Held
Banking Fund	Bank of America Corp.	Common Stocks	$1,894,617
	Barclays PLC ADR	Common Stocks	$454,875
	Credit Suisse Group-Spon	Common Stocks	$508,762
	Deutsche Bank-RG	Common Stocks	$536,266
	HSBC Holdings	Common Stocks	$602,478
	UBS Group AG	Common Stocks	$361,097
	UMB Financial Corp.	Common Stocks	$272,754
	Barclays Capital, Inc.	Repurchase Agreements	$20,858
	BNP Paribas Securities Corp.	Repurchase Agreements	$40,410
	HSBC Securities, Inc.	Repurchase Agreements	$291,823

Fund Name	Full Name of Broker/Dealer	Type of Security	Total Dollar Amount of Securities of Each Regular Broker-Dealer Held
Basic Materials Fund	Barclays Capital, Inc.	Repurchase Agreements	$344,936
	BNP Paribas Securities Corp.	Repurchase Agreements	$668,269
	HSBC Securities, Inc.	Repurchase Agreements	$2,240,922
Biotechnology Fund	Barclays Capital, Inc.	Repurchase Agreements	$9,616,267
	BNP Paribas Securities Corp.	Repurchase Agreements	$18,630,298
	HSBC Securities, Inc.	Repurchase Agreements	$61,854,366
Consumer Products Fund	Barclays Capital, Inc.	Repurchase Agreements	$1,016,433
	BNP Paribas Securities Corp.	Repurchase Agreements	$1,969,210
	HSBC Securities, Inc.	Repurchase Agreements	$7,129,249
Electronics Fund	Barclays Capital, Inc.	Repurchase Agreements	$163,934
	BNP Paribas Securities Corp.	Repurchase Agreements	$317,601
	HSBC Securities, Inc.	Repurchase Agreements	$1,168,583
Emerging Markets 2x Strategy Fund	Barclays Capital, Inc.	Repurchase Agreements	$503
	BNP Paribas Securities Corp.	Repurchase Agreements	$975
	HSBC Securities, Inc.	Repurchase Agreements	$1,817,641
	RBC Capital Markets	Repurchase Agreements	$277,341
	UMB Financial Corporation	Repurchase Agreements	$222,612
Emerging Markets Bond Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$97,763
	RBC Capital Markets	Repurchase Agreements	$14,940
	UMB Financial Corporation	Repurchase Agreements	$11,992
Energy Fund	Barclays Capital, Inc.	Repurchase Agreements	$240,565
	BNP Paribas Securities Corp.	Repurchase Agreements	$466,065
	HSBC Securities, Inc.	Repurchase Agreements	$1,588,535
Energy Services Fund	Barclays Capital, Inc.	Repurchase Agreements	$241,014
	BNP Paribas Securities Corp.	Repurchase Agreements	$466,934
	HSBC Securities, Inc.	Repurchase Agreements	$1,495,101
Europe 1.25x Strategy Fund	Barclays PLC ADR	Common Stocks	$72,602
	BNP Paribas-ADR	Common Stocks	$82,727
	Credit Suisse Group-Spon	Common Stocks	$50,036
	Deutsche Bank-RG	Common Stocks	$54,804
	HSBC Holdings	Common Stocks	$199,321
	UBS Group AG	Common Stocks	$21,998
	Barclays Capital, Inc.	Repurchase Agreements	$6,504
	BNP Paribas Securities Corp.	Repurchase Agreements	$12,601
	HSBC Securities, Inc.	Repurchase Agreements	$4,741,349
	RBC Capital Markets	Repurchase Agreements	$718,981
	UMB Financial Corporation	Repurchase Agreements	$577,100
Event Driven and Distressed Strategies Fund	Barclays Capital, Inc.	Repurchase Agreements	$472
	BNP Paribas Securities Corp.	Repurchase Agreements	$914
	HSBC Securities, Inc.	Repurchase Agreements	$2,184,816
	RBC Capital Markets	Repurchase Agreements	$333,480
	UMB Financial Corporation	Repurchase Agreements	$267,673

Fund Name	Full Name of Broker/Dealer	Type of Security	Total Dollar Amount of Securities of Each Regular Broker-Dealer Held
Financial Services Fund	Bank of America Corp.	Common Stocks	$966,507
	Deutsche Bank-RG	Common Stocks	$260,683
	Goldman Sachs Group Inc.	Common Stocks	$726,692
	HSBC Holdings	Common Stocks	$307,670
	Morgan Stanley	Common Stocks	$642,206
	Barclays Capital, Inc.	Repurchase Agreements	$22,071
	BNP Paribas Securities Corp.	Repurchase Agreements	$42,760
	HSBC Securities, Inc.	Repurchase Agreements	$124,304
Government Long Bond 1.2x Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$31,165,885
	RBC Capital Markets	Repurchase Agreements	$4,762,809
	UMB Financial Corporation	Repurchase Agreements	$3,822,937
Health Care Fund	Barclays Capital, Inc.	Repurchase Agreements	$1,350,938
	BNP Paribas Securities Corp.	Repurchase Agreements	$2,617,272
	HSBC Securities, Inc.	Repurchase Agreements	$8,698,239
High Yield Strategy Fund	Barclays Capital, Inc.	Repurchase Agreements	$1,251,777
	BNP Paribas Securities Corp.	Repurchase Agreements	$2,425,160
	HSBC Securities. Inc.	Repurchase Agreements	$348,844,788
	RBC Capital Markets	Repurchase Agreements	$52,233,517
	UMB Financial Corporation	Repurchase Agreements	$41,925,984
Internet Fund	Barclays Capital, Inc.	Repurchase Agreements	$19,957
	BNP Paribas Securities Corp.	Repurchase Agreements	$38,664
	HSBC Securities, Inc.	Repurchase Agreements	$190,272
Inverse Emerging Markets 2x Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$13,812,976
	RBC Capital Markets	Repurchase Agreements	$2,110,926
	UMB Financial Corporation	Repurchase Agreements	$1,694,357
Inverse Government Long Bond Strategy Fund	Barclays	Repurchase Agreements	$119,551,370
	HSBC Securities, Inc.	Repurchase Agreements	$39,592,529
	RBC Capital Markets	Repurchase Agreements	$6,050,579
	UMB Financial Corporation	Repurchase Agreements	$4,856,584
Inverse High Yield Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$1,313,437
	RBC Capital Markets	Repurchase Agreements	$200,721
	UMB Financial Corporation	Repurchase Agreements	$161,112
Inverse Mid-Cap Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$2,320,801
	RBC Capital Markets	Repurchase Agreements	$354,668
	UMB Financial Corporation	Repurchase Agreements	$284,679
Inverse NASDAQ-100® Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$4,724,986
	RBC Capital Markets	Repurchase Agreements	$722,078
	UMB Financial Corporation	Repurchase Agreements	$579,586
Inverse Russell 2000® Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$5,094,565
	RBC Capital Markets	Repurchase Agreements	$778,558
	UMB Financial Corporation	Repurchase Agreements	$624,921

Fund Name	Full Name of Broker/Dealer	Type of Security	Total Dollar Amount of Securities of Each Regular Broker-Dealer Held
Inverse S&P 500® Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$13,775,659
	RBC Capital Markets	Repurchase Agreements	$2,105,213
	UMB Financial Corporation	Repurchase Agreements	$1,689,780
Japan 2x Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$12,646,677
	RBC Capital Markets	Repurchase Agreements	$1,932,681
	UMB Financial Corporation	Repurchase Agreements	$1,551,294
Leisure Fund	Barclays Capital, Inc.	Repurchase Agreements	$38,217
	BNP Paribas Securities Corp.	Repurchase Agreements	$74,040
	HSBC Securities, Inc.	Repurchase Agreements	$457,282
Long Short Equity Fund	Bank of America Corp.	Common Stocks	$-96,526
	Barclays Capital, Inc.	Repurchase Agreements	$68,405
	BNP Paribas Securities Corp.	Repurchase Agreements	$132,526
	HSBC Securities, Inc.	Repurchase Agreements	$2,515,736
	RBC Capital Markets	Repurchase Agreements	$325,583
	UMB Financial Corporation	Repurchase Agreements	$261,334
Mid-Cap 1.5x Strategy Fund	Barclays Capital, Inc.	Repurchase Agreements	$2,847
	BNP Paribas Securities Corp.	Repurchase Agreements	$5,515
	HSBC Securities, Inc.	Repurchase Agreements	$5,806,976
	RBC Capital Markets	Repurchase Agreements	$884,979
	UMB Financial Corporation	Repurchase Agreements	$710,341
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$9,417,866
	RBC Capital Markets	Repurchase Agreements	$1,439,250
	UMB Financial Corporation	Repurchase Agreements	$1,155,235
NASDAQ-100® Fund	Barclays Capital, Inc.	Repurchase Agreements	$288,584
	BNP Paribas Securities Corp.	Repurchase Agreements	$559,095
	HSBC Securities, Inc.	Repurchase Agreements	$78,858,323
	RBC Capital Markets	Repurchase Agreements	$11,802,849
	UMB Financial Corporation	Repurchase Agreements	$9,473,727
Nova Fund	Bank of America Corp.	Common Stocks	$1,165,238
	Goldman Sachs Group Inc.	Common Stocks	$548,121
	Morgan Stanley	Common Stocks	$396,088
	Barclays Capital, Inc.	Repurchase Agreements	$3,617
	BNP Paribas Securities Corp.	Repurchase Agreements	$7,008
	HSBC Securities, Inc.	Repurchase Agreements	$4,478,793
	RBC Capital Markets	Repurchase Agreements	$681,341
	UMB Financial Corporation	Repurchase Agreements	$546,888
Precious Metals Fund	Barclays Capital, Inc.	Repurchase Agreements	$317,781
	BNP Paribas Securities Corp.	Repurchase Agreements	$615,660
	HSBC Securities, Inc.	Repurchase Agreements	$2,111,337
Real Estate Fund	Barclays Capital, Inc.	Repurchase Agreements	$15,792
	BNP Paribas Securities Corp.	Repurchase Agreements	$30,594
	HSBC Securities, Inc.	Repurchase Agreements	$216,252

Fund Name	Full Name of Broker/Dealer	Type of Security	Total Dollar Amount of Securities of Each Regular Broker-Dealer Held
Retailing Fund	Barclays Capital, Inc.	Repurchase Agreements	$261,251
	BNP Paribas Securities Corp.	Repurchase Agreements	$506,141
	HSBC Securities, Inc.	Repurchase Agreements	$2,194,603
Russell 2000® 1.5x Strategy Fund	UMB Financial Corp.	Common Stocks	$15,338
	Barclays Capital, Inc.	Repurchase Agreements	$9,788
	BNP Paribas Securities Corp.	Repurchase Agreements	$18,964
	HSBC Securities, Inc.	Repurchase Agreements	$1,613,945
	RBC Capital Markets	Repurchase Agreements	$232,220
	UMB Financial Corporation	Repurchase Agreements	$191,211
Russell 2000® Fund	UMB Financial Corp.	Common Stocks	$529
	Barclays Capital, Inc.	Repurchase Agreements	$748
	BNP Paribas Securities Corp.	Repurchase Agreements	$1,450
	HSBC Securities, Inc.	Repurchase Agreements	$34,507,973
	RBC Capital Markets	Repurchase Agreements	$5,272,907
	UMB Financial Corporation	Repurchase Agreements	$4,232,374
S&P 500® Fund	Bank of America Corp.	Common Stocks	$2,375,877
	Goldman Sachs Group Inc.	Common Stocks	$1,117,482
	Morgan Stanley	Common Stocks	$807,522
	Barclays Capital, Inc.	Repurchase Agreements	$35,209
	BNP Paribas Securities Corp.	Repurchase Agreements	$68,213
	HSBC Securities, Inc.	Repurchase Agreements	$20,940,383
	RBC Capital Markets	Repurchase Agreements	$3,169,832
	UMB Financial Corporation	Repurchase Agreements	$2,544,311
S&P 500® Pure Growth Fund	HSBC Securities, Inc.	Repurchase Agreements	$1,022,522
	RBC Capital Markets	Repurchase Agreements	$156,263
	UMB Financial Corporation	Repurchase Agreements	$125,427
S&P 500® Pure Value Fund	Bank of America Corp.	Common Stocks	$499,236
	Goldman Sachs Group Inc.	Common Stocks	$478,760
	Morgan Stanley	Common Stocks	$582,104
	Barclays Capital, Inc.	Repurchase Agreements	$261,533
	BNP Paribas Securities Corp.	Repurchase Agreements	$506,686
	HSBC Securities, Inc.	Repurchase Agreements	$1,649,475
	RBC Capital Markets	Repurchase Agreements	$26,981
	UMB Financial Corporation	Repurchase Agreements	$21,656
S&P MidCap 400® Pure Growth Fund	HSBC Securities, Inc.	Repurchase Agreements	$498,748
	RBC Capital Markets	Repurchase Agreements	$76,219
	UMB Financial Corporation	Repurchase Agreements	$61,178
S&P MidCap 400® Pure Value Fund	Barclays Capital, Inc.	Repurchase Agreements	$50,107
	BNP Paribas Securities Corp.	Repurchase Agreements	$97,077
	HSBC Securities, Inc.	Repurchase Agreements	$358,719
	RBC Capital Markets	Repurchase Agreements	$11,694
	UMB Financial Corporation	Repurchase Agreements	$9,386

Fund Name	Full Name of Broker/Dealer	Type of Security	Total Dollar Amount of Securities of Each Regular Broker-Dealer Held
S&P SmallCap 600® Pure Growth Fund	Barclays Capital, Inc.	Repurchase Agreements	$216,542
	BNP Paribas Securities Corp.	Repurchase Agreements	$419,522
	HSBC Securities, Inc.	Repurchase Agreements	$1,356,054
	RBC Capital Markets	Repurchase Agreements	$20,862
	UMB Financial Corporation	Repurchase Agreements	$16,745
S&P SmallCap 600® Pure Value Fund	Barclays Capital, Inc.	Repurchase Agreements	$55,465
	BNP Paribas Securities Corp.	Repurchase Agreements	$107,457
	HSBC Securities, Inc.	Repurchase Agreements	$394,233
	RBC Capital Markets	Repurchase Agreements	$12,510
	UMB Financial Corporation	Repurchase Agreements	$10,041
Strengthening Dollar 2x Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$80,270,831
	RBC Capital Markets	Repurchase Agreements	$12,267,087
	UMB Financial Corporation	Repurchase Agreements	$9,846,354
Technology Fund	Barclays Capital, Inc.	Repurchase Agreements	$47,715
	BNP Paribas Securities Corp.	Repurchase Agreements	$92,443
	HSBC Securities, Inc.	Repurchase Agreements	$268,728
Telecommunications Fund	HSBC Securities, Inc.	Repurchase Agreements	$5,514
Transportation Fund	Barclays Capital, Inc.	Repurchase Agreements	$246,943
	BNP Paribas Securities Corp.	Repurchase Agreements	$478,421
	HSBC Securities, Inc.	Repurchase Agreements	$2,001,412
U.S. Government Money Market Fund	HSBC Securities, Inc.	Repurchase Agreements	$295,027,861
	RBC Capital Markets	Repurchase Agreements	$22,041,416
	UMB Financial Corporation	Repurchase Agreements	$17,691,859
Utilities Fund	Barclays Capital, Inc.	Repurchase Agreements	$71,424
	BNP Paribas Securities Corp.	Repurchase Agreements	$138,376
	HSBC Securities, Inc.	Repurchase Agreements	$757,741
Weakening Dollar 2x Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$3,230,337
	RBC Capital Markets	Repurchase Agreements	$493,664
	UMB Financial Corporation	Repurchase Agreements	$396,247

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and federal securities laws, including the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds not described in this SAI. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor, and Rydex Fund Services, LLC (the “Servicer”). The Board is responsible for generally overseeing the Trust’s service providers. The Board has formed a Compliance and Risk Oversight Committee to focus, in part, on the oversight of the risk management performed by the Trust’s service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the oversight of the Board, the Compliance and Risk Oversight Committee, and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s operations and, consequently, for managing the risks associated with that activity. The Board periodically emphasizes to the Funds’ service providers the importance of consistent and vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Funds’ Chief Compliance Officer and the fund’s independent accountants. The Board, the Compliance and Risk Oversight Committee and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to each Fund's investment restrictions and compliance with Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund's investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of higher-risk financial instruments, such as derivatives, in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any. The Funds’ Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Funds’ Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives periodic reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor’s Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust’s valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in each Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board, the Compliance and Risk Oversight Committee, and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks. The Board recognizes that not all risks that may affect each Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund's goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund's investment management and business affairs are carried out by or through the Fund’s Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund's and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.

Members of the Board and Officers of the Trust. Set forth below is the name, year of birth, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

The Chairman of the Board, Werner E. Keller, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an “independent Trustee.” The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the seven member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Trustees

Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Donald C. Cacciapaglia* (1951)	Trustee from 2012 to present.	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002-2010).	220
Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

Independent Trustees**
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.

Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Trustee of Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, Inc. (investment research firm) (2005-present).	133	None.

Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Thomas F. Lydon (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	Board of Directors of US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

*	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.

**	Mr. Roger Somers served as an Independent Trustee of the Trust from 1993 to August 18, 2014.

***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this SAI.

Officers

Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (2000-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director(2008- 2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary(2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003-present); Senior Vice President, Security Investors, LLC (2010-present); Chief
Executive Officer, Guggenheim Specialized Products, LLC (2009-present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); Senior Vice President, Rydex Advisors, LLC (2006-2011); Senior Vice President, Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Chief Compliance Officer, Security Investors, LLC (2012-present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004- 2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009- present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present); and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when auditing the Trust’s financial statements; and (viii) other audit related matters. Messrs. Dalton (Chair), Colehour, Demaret, Keller, Lydon and McCarville serve as members of the Audit Committee. The Audit Committee met four (4) times during the fiscal year ended March 31, 2015.

Compliance and Risk Oversight Committee. The Board has a standing Compliance and Risk Oversight Committee that operates under a written charter approved by the Board. The role of the Compliance and Risk Oversight Committee is to assist the Board in fulfilling its responsibility to oversee compliance and risk management activities applicable to the Funds. With respect to compliance, the Committee oversees the activities of the Chief Compliance Officer of the Funds and the policies and procedures of the Funds designed to assure compliance with the 1940 Act and the rules and regulations of the SEC thereunder and other applicable laws and regulations. With respect to risk, the Committee oversees the risk management activities applicable to the Funds, policies and procedures designed to deal with systems failure, disaster recovery, business continuity and other operational risks; counterparty credit, liquidity, valuation, leverage and other market and investment risks; and legal and compliance risks. Prior to June 4, 2014, the Compliance and Risk Oversight Committee operated as the Risk Oversight Committee and was responsible only for risk oversight. The Committee charter was amended on June 4, 2014 to add the compliance oversight function as a responsibility of the Committee. Messrs. Demaret (Chair), Dalton and McCarville serve as members of the Compliance and Risk Oversight Committee. The Risk Oversight Committee met four (4) times during the fiscal year ended March 31, 2015.

Governance Committee. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board’s periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. McCarville (Chair), Colehour and Lydon serve as members of the Governance Committee. The Governance Committee met three (3) times during the fiscal year ended March 31, 2015.

Investment and Performance Committee. The Board has a standing Investment and Performance Committee that operates under a written charter approved by the Board. The responsibilities of the Investment and Performance Committee include, among others the: (i) review of the investment performance of the Funds; (ii) review of the Funds’ use of derivatives and other complex financial instruments, including valuation issues and any other matters related to derivatives; (iii) review of any proposed material changes to the Funds’ derivatives policies; and (iv) review any changes to the Funds’ sub-adviser(s) proposed by the Adviser, including hiring of new sub-advisers and termination of sub-advisers. Messrs. Demaret (Chair), Colehour and Keller serve as members of the Investment and Performance Committee. The Investment and Performance Committee met five (5) times during the fiscal year ended March 31, 2015.

Nominating Committee. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. McCarville (Chair), Demaret and Lydon serve as members of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended March 31, 2015.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Board has concluded that Donald C. Cacciapaglia should serve as Trustee because of his prior experience working in the investment banking and financial services industries. He is President and Chief Executive Officer of the Advisor

and Vice Chairman of Guggenheim Investments. Most recently he was Chairman and Chief Executive Officer of Channel Capital Group Inc. and its subsidiary broker-dealer Channel Capital Group LLC, a Guggenheim affiliated company. From 1996 until 2002 when he joined Channel Capital Group, Mr. Cacciapaglia held the position of Managing Director and Chief Operating Officer of the Investment Banking Group at PaineWebber. Additionally, in 1998, he started PaineWebber’s Private Equity Group and assumed responsibility for the coverage of Leveraged Buyout firms and the Investment Bank’s Business Development Group. Before that, Mr. Cacciapaglia was Chief Operating Officer of the Short and Intermediate Trading Group at CS First Boston (1995-1996). From 1977 to 1995, he held numerous positions at Merrill Lynch & Co., including Chief Operating Officer and Senior Managing Director of Investment Banking, Senior Managing Director of Global Fixed Income Research and Analytics and Managing Director of the Western Institutional Region for sales and trading in San Francisco. Mr. Cacciapaglia was a Senior Analyst with the Federal Reserve Bank of New York from 1973-1977. Licenses: Series 7, 63, 8, 3 and 24.

The Board has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 1993 and his prior experience working in the financial services industry. In addition to his service as Trustee, Mr. Colehour has served as a member of the Audit Committee since 1994 and as a member of the Governance Committee and Investment and Performance Committee since 2014. In addition to his experience as a Trustee of, and his extensive institutional knowledge of, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior Vice President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour’s significant tenure as a Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Funds.

The Board has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 1995 and his extensive knowledge of the banking and financial services industry. In addition to his service as Trustee, Mr. Dalton has served as a member and Chairman of the Audit Committee since 1997 and as a member of the Compliance and Risk Oversight Committee since 2010. The expertise Mr. Dalton developed during his more than twenty-nine (29) years in the mortgage and banking industries, including positions as President of CRAM Mortgage Service, Inc. and as the founder of the Dalton Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds’ investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees’ areas of expertise. Mr. Dalton’s service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton’s knowledge of the mutual fund business.

The Board has concluded that John O. Demaret should serve as Trustee and Vice Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 1997 and his experience as Chairman of the Board from 2006 to 2014. In addition to his service as Trustee, Mr. Demaret has served as a member of the Audit Committee since 1997, Compliance and Risk Oversight Committee since 2010, and Nominating Committee and Investment and Performance Committee since 2014. Since 2014, he has served as Chairman of the Compliance and Risk Oversight Committee and the Investment and Performance Committee. As current Vice Chairman and former Chairman of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chairman of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.

The Board has concluded that Werner E. Keller, CFA should serve as Trustee and Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. In addition to his service as Trustee, Mr. Keller has served as a member of the Audit Committee since 2005 and the Investment and Performance Committee since 2014. He served as a member of the Nominating Committee from 2005 to 2014 and as a member of the Governance Committee from 2007 to 2014. In addition, Mr. Keller served as the Chairman of the Compliance and Risk Oversight Committee from 2010 to 2014. Mr. Keller serves as the Financial Expert of the Audit Committee. Mr. Keller served as Vice Chairman of the Board from 2010 to 2014, when he assumed his role as Chairman of the Board. As current Chairman and former Vice Chairman of the Board, Mr. Keller has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investment adviser. He also held the position of Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller’s service as a Trustee, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Funds.

The Board has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. In addition to his service as Trustee, Mr. Lydon has served as a member of the Audit Committee and Nominating Committee since 2005 and as a member of the Governance Committee since 2007. In addition to his experience as a Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to thirteen open-end investment companies, since April 1995, and is the editor of ETF Trends, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.

The Board has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1997. In addition to his service as Trustee, Mr. McCarville has served as a member of the Audit Committee since 1997, as Chairman and member of the Nominating Committee since 2005, and as Chairman and member of the Governance Committee since 2007. He also has served as a member of the Compliance & Risk Oversight Committee since 2014. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each other series of the Trust, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares[1]	Aggregate Dollar Range of Shares in Fund Complex Overseen by Trustee1,2
Interested Trustee
Donald C. Cacciapaglia	None	None	None
Independent Trustees
Corey A. Colehour	None	None	Over $100,000
J. Kenneth Dalton	None	None	$50,001 - $100,000
John O. Demaret	None	None	Over $100,000
Thomas F. Lydon, Jr.	None	None	None
Werner E. Keller	U.S. Government Money Market Fund	Over $100,000	Over $100,000
Patrick T. McCarville	Nova Fund	$10,001 - $50,000	Over $100,000
	NASDAQ-100® Fund	$1 - $10,000
	Long Short Equity Fund	$50,001 - $100,000
1     Information provided is as of December 31, 2014.
2     Includes shares held in the Trust, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

Board Compensation. – The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2015:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex*
Interested Trustee
Donald C. Cacciapaglia	$0	$0	$0	$0
Independent Trustees
Corey A. Colehour	$50,000	$0	$0	$197,500
J. Kenneth Dalton	$55,100	$0	$0	$217,500
John O. Demaret	$64,000	$0	$0	$252,500
Patrick T. McCarville	$53,200	$0	$0	$210,000
Roger J. Somers**	$34,700	$0	$0	$135,000
Werner E. Keller	$57,500	$0	$0	$227,500
Thomas F. Lydon, Jr.	$50,000	$0	$0	$197,500

*	Represents total compensation for service as Trustee of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust.

**	Mr. Somers resigned from the Board effective August 18, 2014.

Code of Ethics
The Trust has adopted a Combined Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Advisor, the Servicer and the Distributor, as well as certain other affiliated entities, are also covered by the Combined Code of Ethics adopted by the Trust. The Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees (“access persons”) of the Trust, Advisor, Servicer and Distributor, as applicable. Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC and is available to the public.

Proxy Voting
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. When voting proxies, the Advisor seeks to act solely in the best interest of each Fund and has adopted proxy policies, procedures and voting guidelines to assist in this endeavor. The Advisor’s proxy voting policies, procedures and voting guidelines are summarized below.

The Advisor utilizes the services of an unaffiliated proxy voting firm, ISS/RiskMetrics (“ISS”), to vote proxies and generally act as agent for the proxy process, to maintain proxy voting records, and to provide independent research on corporate governance, proxy and corporate responsibility issues. With certain exceptions, ISS will vote proxies on behalf of the Advisor and the Funds in accordance with the Advisor’s proxy voting guidelines. The Advisor periodically reviews its proxy voting guidelines and updates them as necessary to reflect new issues and any changes in its policies on specific issues.

A proxy may not be voted in accordance with the proxy voting guidelines if (i) it concerns a proposal that is not addressed by the proxy voting guidelines or (ii) it is a proposal for which the Advisor has indicated that a decision will be made on a case-by-case basis. Any such proposal will be referred to the investment team responsible for the management of the affected Fund. If the investment team determines that the proposal does not pose a material conflict of interest, the proposal will be voted in accordance with the investment team’s recommendation. If it is determined that a conflict of interest may exist, the investment team will consult with a committee composed of persons from the investment teams, compliance and legal, as necessary, to determine how best to vote the proxy. In such instances, the Advisor may vote the proxy in any of the following manners: (i) by referring the proxy proposal to the client, (ii) by disclosing to the client any potential conflict of interest and obtaining client ratification of the proxy vote, (iii) by using an independent third party to vote the proxy proposal, and (iv) by abstaining. The method selected by the Advisor to resolve any potential conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

Where a proxy proposal pertains to a security on loan pursuant to a Fund’s securities lending arrangement, the Advisor will refrain from voting such securities where the costs to the Fund or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting. Additionally, for any Fund structured as a fund of funds, the Advisor will vote the Fund’s shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called “mirror” or “echo” voting). With regard to voting proxies of foreign companies, the Advisor may weigh the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

The Trust annually discloses its complete proxy voting record on Form N-PX. A complete copy of the Advisor’s Proxy Voting Policy and the Trust’s most recent Form N-PX are available, without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Trust’s Form N-PX is also available on the SEC’s website at www.sec.gov.

The Advisor and the Advisory Agreement
Security Investors, LLC, located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. The Advisor is also registered as a CPO with the CFTC and National Futures Association with respect to certain of the Funds. The Advisor is a Kansas limited liability company, doing business since November 27, 1961, and has been a federal registered investment adviser since 1971. The Advisor does business as Guggenheim Investments. The Advisor is an indirect wholly-owned subsidiary of Guggenheim Capital, LLC, an affiliate of Guggenheim Partners, LLC, a global, diversified financial services firm. Guggenheim Investments represents the investment management division of Guggenheim Partners, LLC.

Pursuant to an investment advisory agreement between the Trust and the Advisor dated March 1, 2012, as amended from time to time (the “Advisory Agreement”), the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. Pursuant to the Advisory Agreement, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds paid the following advisory fees to the Advisor:

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2015	Advisory Fees Paid for Fiscal Year Ended 2014	Advisory Fees Paid for Fiscal Year Ended 2013
Inverse Mid-Cap Strategy Fund	2/20/2004	0.90%	$34,349	$35,106	$35,080
Inverse NASDAQ-100® Strategy Fund	9/3/1998	0.90%	$102,138	$102,187	$130,253
Inverse Russell 2000® Strategy Fund	2/20/2004	0.90%	$222,645	$157,001	$191,028
Inverse S&P 500® Strategy Fund	1/7/1994	0.90%	$789,769	$1,446,049	$1,382,537
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	11/28/2014	0.90%	$509,467	*	*
Mid-Cap 1.5x Strategy Fund	8/16/2001	0.90%	$431,170	$434,190	$332,402
Nova Fund	7/12/1993	0.75%	$1,107,899	$666,881	$515,228
NASDAQ-100® Fund	2/14/1994	0.75%	$6,621,043	$4,668,452	$5,460,974
Russell 2000® Fund	5/31/2006	0.75%	$381,261	$598,518	$478,839

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2015	Advisory Fees Paid for Fiscal Year Ended 2014	Advisory Fees Paid for Fiscal Year Ended 2013
Russell 2000® 1.5x Strategy Fund	11/1/2000	0.90%	$192,284	$331,091	$268,400
S&P 500® Fund	5/31/2006	0.75%	$2,452,479	$2,450,873	$1,982,550
S&P 500® Pure Growth Fund	2/20/2004	0.75%	$1,232,114	$837,114	$613,464
S&P 500® Pure Value Fund	2/20/2004	0.75%	$1,247,388	$609,767	$383,137
S&P MidCap 400® Pure Growth Fund	2/20/2004	0.75%	$1,697,897	$2,143,613	$2,117,675
S&P MidCap 400® Pure Value Fund	2/20/2004	0.75%	$147,546	$215,470	$195,493
S&P SmallCap 600® Pure Growth Fund	2/20/2004	0.75%	$194,023	$365,936	$134,826
S&P SmallCap 600® Pure Value Fund	2/20/2004	0.75%	$137,892	$256,420	$157,074
Banking Fund	4/1/1998	0.85%	$148,278	$149,043	$179,452
Basic Materials Fund	4/1/1998	0.85%	$449,417	$381,625	$508,953
Biotechnology Fund	4/1/1998	0.85%	$4,096,238	$3,145,637	$1,604,597
Consumer Products Fund	7/6/1998	0.85%	$2,214,869	$1,576,131	$1,458,382
Electronics Fund	4/1/1998	0.85%	$221,570	$74,819	$45,846
Energy Fund	4/21/1998	0.85%	$538,595	$529,453	$517,191
Energy Services Fund	4/1/1998	0.85%	$374,777	$395,193	$437,711
Financial Services Fund	4/2/1998	0.85%	$352,283	$202,648	$154,505
Health Care Fund	4/17/1998	0.85%	$1,486,151	$999,042	$842,090
Internet Fund	4/6/2000	0.85%	$174,201	$277,315	$60,262
Leisure Fund	4/1/1998	0.85%	$301,172	$285,220	$192,275
Precious Metals Fund	12/1/1993	0.75%	$432,300	$559,642	$999,903
Retailing Fund	4/1/1998	0.85%	$251,067	$295,849	$231,137
Technology Fund	4/14/1998	0.85%	$305,477	$257,373	$128,196
Telecommunications Fund	4/1/1998	0.85%	$51,014	$39,896	$45,003
Transportation Fund	4/2/1998	0.85%	$755,304	$578,629	$190,881
Utilities Fund	4/3/2000	0.85%	$799,938	$447,824	$483,033
Europe 1.25x Strategy Fund	5/8/2000	0.90%	$110,994	$184,985	$224,544
Japan 2x Strategy Fund	2/22/2008	0.75%	$39,214	$66,950	$35,107
Emerging Markets 2x Strategy Fund	10/29/2010	0.90%	$332,566	$50,630	$27,966
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	0.90%	$108,972	$76,314	$15,133
Government Long Bond 1.2x Strategy Fund	1/3/1994	0.50%	$860,992	$978,385	$1,341,741
Inverse Government Long Bond Strategy Fund	3/3/1995	0.90%	$2,625,582	$3,740,344	$3,143,775
High Yield Strategy Fund	4/16/2007	0.75%	$1,478,728	$1,171,173	$2,656,472
Inverse High Yield Strategy Fund	4/16/2007	0.75%	$125,702	$221,233	$142,535
Emerging Markets Bond Strategy Fund	10/8/2013	0.75%	$40,426	$19,647	*
Strengthening Dollar 2x Strategy Fund	5/25/2005	0.90%	$797,847	$192,199	$314,535

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2015	Advisory Fees Paid for Fiscal Year Ended 2014	Advisory Fees Paid for Fiscal Year Ended 2013
Weakening Dollar 2x Strategy Fund	5/25/2005	0.90%	$61,980	$92,167	$156,449
Real Estate Fund	2/20/2004	0.85%	$370,479	$145,005	$255,039
Long Short Equity Fund	3/22/2002	0.90%	$432,133	$522,080	$701,053
Event Driven and Distressed Strategies Fund	6/30/2010	0.90%	$107,721	$102,147	$86,172
Money Market Fund **	12/1/1993	0.50%	$0	$0	$0

*	Not in operation for the period indicated.

**
The Advisor may reimburse expenses or waive fees for the Money Market Fund to the extent necessary to maintain the Money Market Fund’s net yield at a certain level as determined by the Advisor. The advisory fees paid by the Money Market Fund reflected in the above chart, are net of any such waiver or reimbursement. For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Advisor reimbursed expenses and/or waived fees of the Fund in the amounts of $4,674,256, $5,325,766, and $5,173,179, respectively. Any such fee waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Money Market Fund will be able to avoid a negative yield.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Managers
This section includes information about each Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Michael P. Byrum	173	$37,205.4	1	$56.9	0	$0
Ryan Harder	134	$27,492.5	0	$0	0	$0
Larry Shank	3	$163.8	0	$0	0	$0

*	Information provided is as of March 31, 2015. None of the accounts managed by the portfolio managers are subject to performance based advisory fees.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation. The Advisor compensates portfolio management staff for their management of each Fund’s portfolio.  Compensation is evaluated qualitatively based on their contribution to investment performance and factors such as teamwork and client service efforts.  The Advisor’s staff incentives may include: a competitive base salary, bonus determined by individual and firm wide performance, equity participation, co-investment options, and participation opportunities in various investments.  The Advisor’s deferred compensation program includes equity that vests over a period of years.  All employees of the Advisor are also eligible to participate in a 401(k) plan to which a discretionary match may be made after the completion of each plan year.

Fund Shares Owned by Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of each Fund he manages as of the Trust’s most recently completed fiscal year end. Unless noted below, the portfolio managers did not own shares of any Fund as of March 31, 2015. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Portfolio Manager	Fund Name	Dollar Range of Shares Owned
Michael P. Byrum	None	None
Ryan Harder	NASDAQ-100® Fund	$1 - $10,000
	Russell 2000® Fund	$1 - $10,000
	S&P 500® Fund	$1 - $10,000
	Emerging Markets Bond Strategy Fund	$50,001 - $100,000
	High Yield Strategy Fund	$1 - $10,000
	U.S. Government Money Market Fund	$100,001 - $500,000
Larry Shank	None	None

The Administrator and the Administrative Services and Accounting Service Agreements
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a Service Agreement between the Trust and the Servicer.

Under the Service Agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund’s shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement.
In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund, except the Government Long Bond 1.2x Strategy and Money Market Funds, which pay the Servicer at an annual rate of 0.20% of the average daily net assets of each Fund.
For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds paid the following service fees to the Servicer:

Fund Name	Fund Inception Date	Administrative Service Fees Paid For Fiscal Year Ended 2015	Administrative Service Fees Paid For Fiscal Year Ended 2014	Administrative Service Fees Paid For Fiscal Year Ended 2013
Inverse Mid-Cap Strategy Fund	2/20/2004	$9,541	$9,752	$9,744
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$28,372	$28,385	$36,181
Inverse Russell 2000® Strategy Fund	2/20/2004	$61,846	$43,611	$53,063
Inverse S&P 500® Strategy Fund	1/7/1994	$219,380	$401,680	$384,037
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	11/28/2014	$141,519	*	*
Mid-Cap 1.5x Strategy Fund	8/16/2001	$119,770	$120,608	$92,334
Nova Fund	7/12/1993	$369,300	$222,293	$171,743
NASDAQ-100® Fund	2/14/1994	$2,207,014	$1,556,150	$1,820,324
Russell 2000® Fund	5/31/2006	$127,088	$199,507	$159,614
Russell 2000® 1.5x Strategy Fund	11/1/2000	$53,412	$91,970	$74,556
S&P 500® Fund	5/31/2006	$817,494	$816,954	$660,851
S&P 500® Pure Growth Fund	2/20/2004	$410,705	$279,038	$204,488
S&P 500® Pure Value Fund	2/20/2004	$415,796	$203,256	$127,712
S&P MidCap 400® Pure Growth Fund	2/20/2004	$565,966	$714,538	$705,892
S&P MidCap 400® Pure Value Fund	2/20/2004	$49,182	$71,823	$65,164
S&P SmallCap 600® Pure Growth Fund	2/20/2004	$64,675	$121,979	$44,942
S&P SmallCap 600® Pure Value Fund	2/20/2004	$45,964	$85,474	$52,358
Banking Fund	4/1/1998	$43,611	$43,836	$52,780
Basic Materials Fund	4/1/1998	$132,181	$112,242	$149,692
Biotechnology Fund	4/1/1998	$1,204,772	$925,184	$471,941
Consumer Products Fund	7/6/1998	$651,430	$463,566	$428,936
Electronics Fund	4/1/1998	$65,167	$22,005	$13,484
Energy Fund	4/21/1998	$158,410	$155,721	$152,115
Energy Services Fund	4/1/1998	$110,228	$116,233	$128,738
Financial Services Fund	4/2/1998	$103,612	$59,602	$45,443
Health Care Fund	4/17/1998	$437,102	$293,835	$247,674
Internet Fund	4/6/2000	$51,236	$81,563	$17,724
Leisure Fund	4/1/1998	$88,580	$83,888	$56,552
Precious Metals Fund	12/1/1993	$144,100	$186,547	$333,301
Retailing Fund	4/1/1998	$73,843	$87,014	$67,982
Technology Fund	4/14/1998	$89,946	$75,698	$37,705
Telecommunications Fund	4/1/1998	$15,004	$11,734	$13,236
Transportation Fund	4/2/1998	$222,148	$170,184	$56,141
Utilities Fund	4/3/2000	$235,275	$131,712	$142,069
Europe 1.25x Strategy Fund	5/8/2000	$30,832	$51,383	$62,373
Japan 2x Strategy Fund	2/22/2008	$13,071	$22,317	$11,702
Emerging Markets 2x Strategy Fund	10/29/2010	$92,381	$14,065	$9,149

Fund Name	Fund Inception Date	Administrative Service Fees Paid For Fiscal Year Ended 2015	Administrative Service Fees Paid For Fiscal Year Ended 2014	Administrative Service Fees Paid For Fiscal Year Ended 2013
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	$30,272	$21,193	$4,977
Government Long Bond 1.2x Strategy Fund	1/3/1994	$344,401	$391,358	$536,700
Inverse Government Long Bond Strategy Fund	3/3/1995	$729,328	$1,038,984	$873,269
High Yield Strategy Fund	4/16/2007	$492,909	$390,391	$885,490
Inverse High Yield Strategy Fund	4/16/2007	$41,901	$73,744	$47,512
Emerging Markets Bond Strategy Fund	10/8/2013	$13,477	$6,550	*
Strengthening Dollar 2x Strategy Fund	5/25/2005	$221,624	$53,389	$87,371
Weakening Dollar 2x Strategy Fund	5/25/2005	$17,217	$25,602	$43,458
Real Estate Fund	2/20/2004	$108,964	$42,648	$75,011
Long Short Equity Fund	3/22/2002	$120,037	$145,022	$194,737
Event Driven and Distressed Strategies Fund	6/30/2010	$29,922	$28,374	$23,937
Money Market Fund **	12/1/1993	$971	$356	$20,945
*    Not in operation for the period indicated.

**
The Servicer may reimburse expenses or waive fees for the Fund to the extent necessary to maintain the Money Market Fund’s net yield at a certain level as determined by Rydex Fund Services, LLC. The administrative fees paid by the Money Market Fund reflected in the above chart, are net of any such waiver or reimbursement. For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Servicer reimbursed expenses and/or waived fees of the Money Market Fund in the amounts of $1,643,182, $1,836,178, and $2,018,904, respectively. Any such fee waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Money Market Fund will be able to avoid a negative yield.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions, including the determination of NAVs. For its services, each Fund (with the exception of the S&P 500® Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund) pays the Servicer a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. For the S&P 500® Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund, each Fund pays the Servicer a fee calculated at an annual percentage rate of one-fifteenth of one percent (0.15%) on the average daily net assets of the Fund. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Funds paid the following accounting service fees to the Servicer:

Fund Name	Fund Inception Date	Accounting Service Fees Paid For Fiscal Year Ended 2015	Accounting Service Fees Paid For Fiscal Year Ended 2014	Accounting Service Fees Paid For Fiscal Year Ended 2013
Inverse Mid-Cap Strategy Fund	2/20/2004	$3,816	$3,900	$3,898
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$11,349	$11,354	$14,472
Inverse Russell 2000® Strategy Fund	2/20/2004	$24,738	$17,444	$21,225
Inverse S&P 500® Strategy Fund	1/7/1994	$87,752	$160,671	$153,613
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	11/28/2014	$53,834	*	*
Mid-Cap 1.5x Strategy Fund	8/16/2001	$47,907	$48,243	$36,933
Nova Fund	7/12/1993	$147,719	$88,917	$68,696
NASDAQ-100® Fund	2/14/1994	$601,265	$498,189	$543,459
Russell 2000® Fund	5/31/2006	$76,254	$100,941	$63,846
Russell 2000® 1.5x Strategy Fund	11/1/2000	$21,365	$36,788	$29,822
S&P 500® Fund	5/31/2006	$490,500	$433,991	$255,660
S&P 500® Pure Growth Fund	2/20/2004	$164,281	$111,614	$81,794
S&P 500® Pure Value Fund	2/20/2004	$166,132	$81,302	$51,085
S&P MidCap 400® Pure Growth Fund	2/20/2004	$226,152	$276,808	$273,561
S&P MidCap 400® Pure Value Fund	2/20/2004	$19,673	$28,729	$26,066
S&P SmallCap 600® Pure Growth Fund	2/20/2004	$25,870	$48,791	$17,977
S&P SmallCap 600® Pure Value Fund	2/20/2004	$18,385	$34,189	$20,943
Banking Fund	4/1/1998	$17,444	$17,534	$21,112
Basic Materials Fund	4/1/1998	$52,872	$44,897	$59,876
Biotechnology Fund	4/1/1998	$414,558	$339,360	$188,774
Consumer Products Fund	7/6/1998	$252,145	$185,425	$171,572
Electronics Fund	4/1/1998	$26,067	$8,802	$5,394
Energy Fund	4/21/1998	$63,363	$62,288	$60,845
Energy Services Fund	4/1/1998	$44,091	$46,493	$51,495
Financial Services Fund	4/2/1998	$41,445	$23,841	$18,177
Health Care Fund	4/17/1998	$174,319	$117,533	$99,068
Internet Fund	4/6/2000	$20,494	$32,625	$7,089
Leisure Fund	4/1/1998	$35,431	$33,555	$22,620
Precious Metals Fund	12/1/1993	$57,640	$74,616	$133,319
Retailing Fund	4/1/1998	$29,537	$34,805	$27,192
Technology Fund	4/14/1998	$35,938	$30,279	$15,081
Telecommunications Fund	4/1/1998	$6,002	$4,694	$5,295
Transportation Fund	4/2/1998	$88,858	$68,073	$22,457
Utilities Fund	4/3/2000	$94,110	$52,685	$56,827
Europe 1.25x Strategy Fund	5/8/2000	$12,332	$20,553	$24,949
Japan 2x Strategy Fund	2/22/2008	$5,229	$8,926	$4,681
Emerging Markets 2x Strategy Fund	10/29/2010	$55,430	$7,828	$3,660

Fund Name	Fund Inception Date	Accounting Service Fees Paid For Fiscal Year Ended 2015	Accounting Service Fees Paid For Fiscal Year Ended 2014	Accounting Service Fees Paid For Fiscal Year Ended 2013
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	$18,164	$12,224	$1,991
Government Long Bond 1.2x Strategy Fund	1/3/1994	$170,961	$187,560	$249,785
Inverse Government Long Bond Strategy Fund	3/3/1995	$277,630	$369,278	$320,684
High Yield Strategy Fund	4/16/2007	$178,891	$147,003	$321,739
Inverse High Yield Strategy Fund	4/16/2007	$16,760	$29,497	$19,004
Emerging Markets Bond Strategy Fund	10/8/2013	$8,087	$3,930	*
Strengthening Dollar 2x Strategy Fund	5/25/2005	$88,627	$21,355	$34,948
Weakening Dollar 2x Strategy Fund	5/25/2005	$6,887	$10,241	$17,383
Real Estate Fund	2/20/2004	$43,586	$17,059	$30,004
Long Short Equity Fund	3/22/2002	$48,014	$58,009	$77,894
Event Driven and Distressed Strategies Fund	6/30/2010	$11,969	$11,350	$9,575
Money Market Fund **	12/1/1993	$2,450	$2,212	$255,159

*	Not in operation for the period indicated.

**
The Servicer may reimburse expenses or waive fees for the Money Market Fund to the extent necessary to maintain the Money Market Fund’s net yield at a certain level as determined by Rydex Fund Services, LLC. The accounting service fees paid by the Money Market Fund reflected in the above chart are net of any such waiver or reimbursement. For the fiscal years ended March 31, 2015, March 31, 2014, and March 31, 2013, the Servicer reimbursed expenses and/or waived fees of the Fund in the amounts of $580,031, $609,786, and $387,622, respectively. Any such fee waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Money Market Fund will be able to avoid a negative yield.

The Distributor and the Distribution Agreement
Pursuant to a distribution agreement between the Trust and the Distributor dated March 1, 2012 (the “Distribution Agreement”), Guggenheim Funds Distributors, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, serves as distributor for the shares of each Fund under the general supervision and control of the Board and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. The Distributor is an affiliate of the Advisor.

The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund’s current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

Class A Distribution Plan—Each Fund that offers Class A shares has adopted a Distribution Plan applicable to Class A shares (the “Class A Plan”). The Class A Plan allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). Each Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor generally will, in turn, pay the Service Providers out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

Class C Distribution and Shareholder Servicing Plan—Each Fund that offers Class C shares has adopted a Distribution and Shareholder Services Plan for Class C shares (the “Class C Plan”). Under the Class C Plan, the Distributor, or

designated Service Providers, may receive up to a total of 1.00% of each Fund’s assets attributable to Class C shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan allows for payment of up to 0.75% of each Fund’s assets attributable to Class C shares as compensation for distribution services and up to 0.25% of each Fund’s assets attributable to Class C shares as compensation for shareholder services.
Class H Distribution Plan and Shareholder Services Plan—Each Fund that offers Class H shares has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Class H Plan”) and a Shareholder Services Plan applicable to Class H shares. Under the Class H Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund’s assets attributable to Class H shares as compensation for distribution services provided to that Fund. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund’s assets attributable to Class H shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.
Class P Distribution Plan—Each Fund that offers Class P shares has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Class P Plan”) applicable to Class P shares. Under the Class P Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund’s assets attributable to Class P shares as compensation for distribution services provided to the Fund.
Description of Distribution Services and Shareholder Services—Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker‑dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.
Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.
For the fiscal year ended March 31, 2015, the Funds paid the following fees pursuant to the plans described above:

Fund Name	Fund Inception Date	Advisor Class (0.25% 12b-1 Fee)	Class A (0.25% 12b-1 Fee)	Class C (1.00% 12b-1 Fee)	Class H (0.25% 12b-1 Fee)
Inverse Mid-Cap Strategy Fund	2/20/2004	N/A	$380	$1,239	$8,852
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$2,570**	$5,408	$9,919	$41
Inverse Russell 2000® Strategy Fund	2/20/2004	N/A	$21,873	$12,854	$36,759
Inverse S&P 500® Strategy Fund	1/7/1994	$24,264**	$13,557	$57,065	$1,084
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	11/28/2014	*	$64	$36	$141,446
Mid-Cap 1.5x Strategy Fund	8/16/2001	N/A	$5,237	$44,613	$103,379
Nova Fund	7/12/1993	69750**	$7,096	$109,207	$5,403
NASDAQ-100® Fund	2/14/1994	455838**	$101,398	$236,879	$69,811
Russell 2000® Fund	5/31/2006	*	$15,247	$32,191	$103,796
Russell 2000® 1.5x Strategy Fund	11/1/2000	*	$1,458	$17,136	$47,670
S&P 500® Fund	5/31/2006	*	$70,488	$190,400	$699,409
S&P 500® Pure Growth Fund	2/20/2004	*	$64,485	$198,128	$296,688

Fund Name	Fund Inception Date	Advisor Class (0.25% 12b-1 Fee)	Class A (0.25% 12b-1 Fee)	Class C (1.00% 12b-1 Fee)	Class H (0.25% 12b-1 Fee)
S&P 500® Pure Value Fund	2/20/2004	*	$61,271	$74,249	$335,963
S&P MidCap 400® Pure Growth Fund	2/20/2004	*	$120,585	$263,321	$379,551
S&P MidCap 400® Pure Value Fund	2/20/2004	*	$5,650	$30,560	$35,892
S&P SmallCap 600® Pure Growth Fund	2/20/2004	*	$9,086	$30,156	$48,050
S&P SmallCap 600® Pure Value Fund	2/20/2004	*	$2,612	$30,589	$35,705
Banking Fund	4/1/1998	7577***	$4,773	$35,551	***
Basic Materials Fund	4/1/1998	17912***	$22,151	$45,185	***
Biotechnology Fund	4/1/1998	219630***	$146,149	$287,763	***
Consumer Products Fund	7/6/1998	204711***	$68,773	$157,545	***
Electronics Fund	4/1/1998	21931***	$7,239	$15,217	***
Energy Fund	4/21/1998	34422***	$15,536	$81,628	***
Energy Services Fund	4/1/1998	30842***	$13,437	$70,278	***
Financial Services Fund	4/2/1998	30258***	$8,492	$14,519	***
Health Care Fund	4/17/1998	195757***	$38,221	$92,354	***
Internet Fund	4/6/2000	13133***	$8,861	$29,629	***
Leisure Fund	4/1/1998	12784***	$8,605	$12,255	***
Precious Metals Fund	12/1/1993	18999***	$13,077	$83,580	***
Retailing Fund	4/1/1998	20021***	$14,997	$24,539	***
Technology Fund	4/14/1998	25712***	$10,624	$23,398	***
Telecommunications Fund	4/1/1998	10477***	$2,931	$4,802	***
Transportation Fund	4/2/1998	33336***	$43,131	$59,488	***
Utilities Fund	4/3/2000	53324***	$25,020	$93,662	***
Europe 1.25x Strategy Fund	5/8/2000	*	$3,532	$8,206	$25,248
Japan 2x Strategy Fund	2/22/2008	*	$2,713	$1,702	$9,933
Emerging Markets 2x Strategy Fund	10/29/2010	*	$1,887	$8,428	$88,389
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	*	$2,179	$5,120	$26,815
Government Long Bond 1.2x Strategy Fund	1/3/1994	$373,638**	$7,310	$32,145	$83,680
Inverse Government Long Bond Strategy Fund	3/3/1995	$274,120**	$79,769	$474,535	$29,686
High Yield Strategy Fund	4/16/2007	*	$30,109	$41,676	$452,381
Inverse High Yield Strategy Fund	4/16/2007	*	$22,920	$10,400	$16,380
Emerging Markets Bond Strategy Fund	10/8/2013	*	$6,779	$239	$6,641
Strengthening Dollar 2x Strategy Fund	5/25/2005	*	$30,279	$27,171	$184,552
Weakening Dollar 2x Strategy Fund	5/25/2005	*	$2,863	$5,618	$12,949
Real Estate Fund	2/20/2004	*	$15,658	$27,819	$86,351
Long Short Equity Fund	3/22/2002	*	$14,926	$203,473	$53,723****
Event Driven and Distressed Strategies Fund	6/30/2010	*	$7,284	$13,220	$12,608****

*	The Fund does not offer Advisor Class shares.

**	Effective September 30, 2015, outstanding Advisor Class shares of the Fund were combined with Class H shares of the Fund, and the Fund ceased offering Advisor Class shares.

***	Effective September 30, 2015, Advisor Class shares of the Fund were re-designated as Class H shares.

***	Effective May 1, 2015, Class H shares of the Fund were re-designated as Class P shares.

Other Distribution or Service Arrangements — The Advisor, the Distributor or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non‑cash compensation to some, but not all, broker/dealers and other financial intermediaries (including payments to affiliates of the Advisor or Distributor) who sell shares of the Funds or render investor services to Fund shareholders (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans). Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses, and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to financial intermediaries that provide services to the Funds and/or shareholders in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the intermediary provides services to shareholders. To the extent permitted by applicable law, the Distributor and other parties may pay or allow other incentives and compensation to such financial intermediaries. The Distributor generally periodically assesses the advisability of continuing to make these payments.

These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

As of the date of this SAI, the Distributor and/or the Advisor have revenue sharing arrangements with the following financial intermediaries, pursuant to which the Distributor and/or the Advisor pay the following fees, based on the assets invested in the Funds, for services provided to the Trust, which includes series and classes of shares not offered in this SAI:

Financial Intermediary	Payments During Last Fiscal Year
Fidelity Investments	$3,271,303
Charles Schwab & Co., Inc. (Schwab)	$3,044,383
Pershing LLC	$923,812
Wells Fargo Investments LLC	$581,908
Morgan Stanley & Co., Incorporated	$461,093
LPL Financial Corporation	$443,573
TD Ameritrade	$272,197
Ceros Financial Services, Inc.	$192,689
TCA Advisors	$168,896
UBS Financial	$160,768
E*Trade	$148,404
RBC	$102,507
Merrill Lynch & Co, Inc.	$86,507
Ameriprise	$62,158
Vanguard	$57,539
Nationwide	$52,867
Raymond James Financial, Inc.	$30,074

Financial Intermediary	Payments During Last Fiscal Year
JP Morgan	$23,741
Security Benefit Corporation*	$12,883
Lincoln Investment Planning	$5,175
Oppenheimer & Co.	$2,699
Great West	$2,014
Mass Mutual	$1,002
Legend Equities	$468
Principal Life Insurance	$299
Davenport & Co.	$46
Wells Fargo Bank	$5
*     Denotes a financial intermediary that is an affiliate of the Advisor and/or the Distributor.

The Distributor may enter into revenue sharing arrangements with other financial intermediaries and may modify existing revenue sharing arrangements with the intermediaries indicated above.

In addition, while the Distributor typically pays most of the sales charge applicable to the sale of Fund shares to brokers and other financial intermediaries through which purchases are made, the Distributor may, on occasion, pay the entire sales charge.

From time to time, the Distributor and its affiliates may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events. For example, representatives of the Distributor visit brokers and other financial intermediaries on a regular basis to educate them about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, fees payable from the Funds, and/or revenue sharing arrangements for selling shares of the Funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the Funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of Fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries and should so inquire if they would like additional information. A shareholder may ask his or her broker or financial intermediary how he or she will be compensated for investments made in the Funds.

Although the Funds may use financial firms that sell Fund shares to effect transactions for each Fund’s portfolio, the Advisor will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.
Costs and Expenses
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

Business Continuity and Disaster Recovery
The Advisor, the Distributor and the Servicer have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Advisor, Distributor and Servicer believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Advisor, Distributor and/or Servicer could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each of the Advisor’s, Distributor’s and Servicer’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of each of the Advisor, Distributor or Servicer, or the reckless disregard of their respective obligations, the Advisor, Distributor and Servicer generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For a list of the control persons and principal holders of securities of each Fund as of July 2, 2015, please see Appendix B to this SAI.
DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Calculating Net Asset Value.” The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund’s shares. The NAV of a Fund is calculated by dividing the market value of the Fund’s securities, plus the value of the Fund’s other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available for any security in a Fund’s portfolio, the security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Equity securities traded on a domestic securities exchange (including ETFs) are usually valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the last current bid price is usually used. OTC securities held by a Fund are typically valued at the NASDAQ Official Closing Price (“NOCP”) on the valuation date or, if no NOCP is reported, the last reported bid price is used. The portfolio securities of a Fund that are usually valued on multiple exchanges or markets are taken at the last sales price of such securities on the principal exchange or market on which they are traded.

Funds that are party to a structured note, will regularly value their investments in such structured notes at fair value and other investments at market prices. The International Equity Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets’ perceptions and trading activity related to the Funds’ assets since the calculation of the closing level of the International Equity Funds’ respective underlying indices. The Nikkei 225 Stock Average is determined in the early morning (2:00 a.m., Eastern Time) prior to the opening of the NYSE. The STOXX Europe 50® Index is determined in the mid-morning (approximately 10:30 a.m., Eastern Time) prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund’s securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

Debt securities with a remaining maturity greater than 60 days will be generally valued based on independent pricing services, except as specified below. A Fund will utilize the amortized cost method in valuing its commercial paper and discount notes with maturities of 60 days or less for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the Fund sold the instrument.

For investments in an underlying open-end mutual fund, a Fund usually values its investment in the underlying fund at its NAV. The NAV of each underlying fund is calculated by dividing the market value of the underlying fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the underlying fund.

Options on securities and indices purchased by a Fund generally are valued at their last sales price on the exchange in the case of exchange-traded options; in the case of options traded in the OTC market, the Fund will seek a quote from broker-dealers and the option generally will be valued at the average of prices unless there is only one dealer, in which case that dealer’s price may be used. An exchange-traded futures contract will be valued based upon the first tick after the close of regular trading on the NYSE. Options on futures contracts traded on an exchange will be valued at the last trade price prior to the close of regular trading on the NYSE.

The value of total return index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. The value of credit default swaps will be marked to the price at which orders are then being filled (or, if the orders are being filled at different prices, the average of such prices). If no comparable trade has occurred, the Fund will seek a quote from three broker-dealers, and the swap will be valued at the average of the three prices so provided, unless it is concluded that any such quote does not represent fair value, in which case the swap will be valued at the average of the remaining prices.

The loans (including syndicated bank loans) in which a Fund may invest are not usually listed on any securities exchange or board of trade. Typically, such loans are valued using information provided by an independent third party pricing service.

For valuation purposes, assets initially expressed in foreign currency values will be converted into U.S. dollar values at the rate at which local currencies can be sold to buy U.S. dollars as obtained from a third-party pricing service/vendor as set forth in the Funds’ procedures.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV of $1.00.

The Money Market Fund’s use of the amortized cost method is permitted pursuant to Rule 2a‑7 under the 1940 Act (the “Rule”). The Rule requires that the Money Market Fund limit its investments to U.S. dollar denominated instruments that meet the Rule’s quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than sixty days and precludes the purchase of any instrument with a remaining maturity of more than 397 days (about 13 months).

The Money Market Fund may only purchase “Eligible Securities.” Eligible Securities are securities which: (a) have remaining maturities of 397 days (about 13 months) or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations (“NRSROs”) that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board’s oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

For information on how to purchase, exchange and redeem shares of each share class, please see each Fund's Prospectus(es), as applicable. The information below supplements the information contained in the Prospectuses.

Minimum Investment Requirements
For information regarding the minimum investment requirements for purchases of Investor Class, Class A, Class C, Class H, Class P, Institutional Class and Money Market Fund shares of the Funds, as applicable, please see the applicable Prospectus for each Fund. Each Fund reserves the right to modify its minimum investment requirements at any time, with or without prior notice to you. The Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder’s most recent purchase of Fund shares. However, a Fund will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares. The Trust may also charge an annual maintenance fee to an account whose balance has fallen below the minimum investment amount without prior notification.

Retirement Account Fees
An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), SIMPLE, Coverdell-ESA and Guggenheim Investments prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Guggenheim Investments a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, 403(b), SIMPLE and Coverdell-ESA. This fee will be deducted from the proceeds of your redemption. Guggenheim Investments will waive the annual maintenance fee if a liquidation fee is being charged. Guggenheim Investments also may waive the annual maintenance fee and any applicable account closing fee for certain 403(b) retirement plan accounts. For more information about the applicability of these fees, please contact Guggenheim Investments Client Services at 800.820.0888.

Guggenheim Investments EIP and Employee Accounts are not subject to IRA maintenance or liquidation fees.

Tax Consequences
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

Suspension of the Right of Redemption
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange (“CBOE”), CBOT, or any foreign market where the Funds’ securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds’ securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day’s NAV. In addition, the Money Market Fund may rely on Rule 22e-3 of the 1940 Act to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the Fund.

Holidays
The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans’ Day, and will likely close early the business day before New Year’s Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year’s Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children’s Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor’s Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

Redemptions In-Kind
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

SALES CHARGES, REDUCTIONS AND WAIVERS

Initial Sales Charges/Dealer Reallowances. Class A shares of the Funds are sold subject to a front-end sales charge as described in the Class A Prospectuses. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds’ shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A shares.

Amount of Investment	Authorized Dealer Commission as % of Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than 1,000,000	1.75%
Greater than $1,000,000	1.00%

Reduced Sales Charges. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Rights of Accumulation
You may qualify for reduced initial sales charges based upon your existing investment in shares of any Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares and Class C shares of the Funds that you own.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A shares or Class C shares of any Fund with a value of $80,000 and wish to invest an additional $40,000 in Class A shares of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Fund accounts are registered at the time the purchase is made.

Aggregating Accounts (Group Purchases)

1.
To receive a reduced sales charge on Class A shares, investments in any Class A shares or Class C shares made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

•
trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

•	solely controlled business accounts;

•	single participant retirement plans; or

•	endowments or foundations established and controlled by you or your immediate family.

2.
Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers – provided they are not aggregated with individual accounts – may also be aggregated.

3.
Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

Some accounts cannot be aggregated. At the request of certain investment firms, some accounts are set up as “street name” or “nominee” accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm’s clients’ account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

Letters of Intent
You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent (“LOI”), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

Calculating the Initial Sales Charge:

•
Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” in the Prospectuses).

•	It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described below above under “Rights of Accumulation” if the Servicer is advised of all other accounts at the time of the investment.

•	Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

Calculating the Number of Shares to be Purchased

•	Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

•
Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

•
If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

•	The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment

•
By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

•
To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

•
If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

Canceling the LOI

•	If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

•
If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Sales Charge Waivers. The Class A shares' initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

Calculation and Waiver of Contingent Deferred Sales Charges. Any contingent deferred sales charge imposed upon redemption of Class A shares (purchased in amounts of $1,000,000 or more) or Class C shares is a percentage of the lesser of (1) the NAV of the shares redeemed or (2) the net cost of such shares. No contingent deferred sales charge is imposed upon redemption of amounts derived from (1) increases in the value above the net cost of such shares due to increases in the NAV per share of a Fund; (2) shares acquired through reinvestment of income dividends and capital gain distributions; or (3) Class A shares or Class C shares held for more than one year. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge is waived: (1) following the death or disability of a shareholder; (2) when the 1.00% sales commission was not paid to the intermediary at the time of purchase; (3) upon the redemption of the first 10% of shares sold within 12 months of purchase; (4) in connection with required minimum distributions in the case of an IRA, SARSEP or Keogh or any other retirement plan qualified under Section 401(a), 401(k) or 403(b) of the Internal Revenue Code; and (5) in the case of distributions from retirement plans qualified under Section 401(a) or 401(k) of the Internal Revenue Code due to (i) returns of excess contributions to the plan, (ii) retirement of a participant in the plan, (iii) a loan from the plan (repayment of loans, however, will constitute new sales for purposes of assessing the contingent deferred sales charge), (iv) “financial hardship” of a participant in the plan, as that term is defined in Treasury Regulation Section 1.401(k)-1(d)(2), as amended from time to time, (v) termination of employment of a participant in the plan, (vi) any other permissible withdrawal under the terms of the plan.

Systematic Withdrawal Plan
A Systematic Withdrawal Plan may be established by shareholders (except for Class P shareholders) who wish to receive regularly scheduled payments. Please refer to the Systematic Withdrawal Plan Request form for additional payment options. The form can be found within the Customer Service section of the www.guggenheiminvestments.com website. There is no service charge on the Plan.

Sufficient shares will be liquidated at NAV to meet the specified withdrawals. Liquidation of shares may deplete or possibly use up the investment, particularly in the event of a market decline. Payments cannot be considered as actual yield or income since part of such payments is a return of capital. Withdrawals under a Withdrawal Plan will generally be considered taxable events. The maintenance of a Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous because of the sales commission payable in respect to such purchases. During the withdrawal period, no payments will be accepted under an Automatic Investment Plan. Income dividends and capital gains distributions are automatically reinvested at NAV.

The shareholder receives confirmation of each transaction showing the source of the payment and the share balance remaining in the Plan. A Plan may be terminated on written notice by the shareholder or by the Fund, and it will terminate automatically if all shares are liquidated or withdrawn from the account.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions
Dividends from net investment income and any distributions of net realized capital gains from each Fund will be distributed as described in the Fund’s Prospectuses under “Dividends and Distributions.” Normally, unless a shareholder elects otherwise, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Government Long Bond 1.2x Strategy Fund and Money Market Fund intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Government Long Bond 1.2x Strategy Fund and Money Market Fund.

The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder’s account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (i.e., dividends, less such reduction), if any, in the shareholder’s account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

A Fund may make additional distributions to avoid imposition of income and excise taxes imposed by the Internal Revenue Code.

Federal Tax Treatment of Dividends and Distributions
The following is only a summary of certain federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made herein to present a comprehensive and detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion in this SAI and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of their particular tax situations and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company Status
A Fund that qualifies as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to the Fund’s shareholders. Each Fund will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year, a Fund (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes an amount at least equal to the sum of 90% of the Fund’s investment company taxable income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) computed without regard to the dividends-paid deduction and 90% of its net tax-exempt income for such year (the “Distribution Requirement”), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities, and foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “90% Test”). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from “securities” for purposes of the 90% Test. A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”). While the Precious Metals Fund does not currently invest in actual precious metals and minerals, if it does so in the future it intends to restrict its investment in such commodities to avoid a violation of the 90% Test.

If a Fund fails to satisfy the 90% Test or the Asset Test in any taxable year, the Fund may be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to the failure to satisfy the applicable requirements.  Additionally, relief is provided for certain de minimis failures of the Asset Test where a Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Under such circumstances, Fund distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject if certain requirements are met to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income received by noncorporate shareholders. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund fails to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares in the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Each Fund will generally be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to offset capital gains in future years. Unused net capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of the carryforwards. If a Fund has a net capital loss for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Post-2010 Losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss, and such carryforwards must be utilized before the Fund can utilize carryforwards of Pre-2011 Losses. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Internal Revenue Code. Under certain circumstances, the Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.

If a Fund receives qualified dividend income, a portion of the dividends paid by the Fund may be treated as qualified dividend income, which for noncorporate shareholders is subject to tax at reduced rates. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in countries with comprehensive tax treaties with the United States, and certain other foreign corporations if the stock with respect to which the dividend was paid is readily tradeable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund’s shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the underlying dividend paying stock, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions received by a Fund from another RIC (including an exchange-traded fund (“ETF”) that is taxable as a RIC) or REIT will be treated as qualified dividend income to the extent so reported by such other RIC or REIT. If 95% or more of a Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in a taxable year is attributable to qualified dividend income, that Fund may report 100% of its distributions of such income as qualified dividend income. Certain Funds’ investment strategies may significantly limit their ability to distribute dividends eligible for treatment as qualified dividend income.

Distributions reported to Fund shareholders as capital gain dividends will be taxable as long-term capital gains, regardless of how long the shareholder has owned the shares. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized on a sale, redemption or exchange will be capital gain or loss and will be classified as long-term or short-term, depending on the length of time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 NAV, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

All or a portion of any loss realized by an investor upon a redemption of Fund shares will be disallowed to the extent the investor purchases (or enters into a contract or option to purchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the redemption). This loss disallowance rule will apply if shares are purchased through the reinvestment of dividends during the 61-day period. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).

Special Considerations Applicable to Certain Funds
Certain Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were issued and applied to certain Funds, such as the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and that those Funds would fail to qualify as RICs.

It is also possible that a Fund's strategy of investing in derivatives such as swaps, futures contracts, options and other related financial instruments might cause the Funds to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service (the "IRS") that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the IRS regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under “Regulated Investment Company Status.”

In general, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining qualification as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Internal Revenue Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund is required to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income. Those sales may occur at a time when the Advisor would not otherwise have chosen to sell such securities and will generally result in taxable gain or loss.

Any market discount recognized on a market discount bond is taxable as ordinary income.  A market discount bond is a bond acquired in the secondary market at a price below redemption value, or below adjusted issue price if the bond was issued with original issue discount.  Absent an election to include the market discount in income as it accrues, gain on a Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

The Sector Funds, International Equity Funds, and the Alternative Funds may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their United States federal income tax due, if any, or to deduct their portions from their United States taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by noncorporate shareholders who do not itemize deductions. A Fund will make this election only if it deems the election to be in the best interests of its shareholders. If a Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such foreign taxes would directly reduce the return to an investor from an investment in that Fund.

In general, for purposes of the 90% Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Internal Revenue Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

A Fund may invest in certain MLPs which may be treated as “qualified publicly traded partnerships.” Income from qualified publicly traded partnerships is qualifying income for purposes of the 90% Test, but a Fund’s investment in one or more of such “qualified publicly traded partnerships” is limited under the Asset Test to no more than 25% of the value of the Fund’s assets. The Funds will monitor their investments in such qualified publicly traded partnerships in order to ensure compliance with the 90% Test and the Asset Test. MLPs and other partnerships that the Funds may invest in will deliver Form K-1s to the Funds to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Form K-1s may be delayed and may not be received until after the time that a Fund issues its tax reporting statements. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

Options Transactions by the Funds
If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund’s holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Certain Funds, in their operations, may utilize options on securities indices. Options on “broad based” securities indices are classified as “non-equity options” under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Domestic Equity Funds, Sector Funds, International Equity Funds, Specialty Funds, and Alternative Funds, involving nonequity options on securities indices may constitute “straddle” transactions. “Straddles” may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each Fund will also have available a number of elections under the Internal

Revenue Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund’s judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Backup Withholding
In certain cases a Fund will be required to withhold (as “backup withholding”) and remit to the U.S. Treasury an amount equal to the applicable backup withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to backup withholding by the IRS; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to backup withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28%.

Other Issues
Ordinary dividends and certain other payments made by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or such lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate. This 30% withholding tax generally will not apply to net capital gains distributions or to redemption proceeds.

Ordinary dividends, redemption payments and certain capital gain dividends paid after June 30, 2014 (or, in certain cases, later dates) to a non-U.S. shareholder that fails to make certain required certifications, or that is a “foreign financial institution” as defined in Section 1471 of the Internal Revenue Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471, are generally subject to withholding tax at a 30% rate. Withholding on such payments will begin at different times depending on the type of payment, the type of payee, and when the shareholder’s account is or was opened. In general, withholding with respect to ordinary dividends began on July 1, 2014, although in many cases, withholding on ordinary dividends will begin on a later date. Withholding on redemption payments and certain capital gain dividends is currently scheduled to begin on January 1, 2017. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable agreement between the U.S. and a foreign government, provided that the shareholder and the applicable intergovernmental foreign government comply with the terms of such agreement.

If the Real Estate Fund meets the definition of a “United States real property holding corporation” as that term is defined in the Internal Revenue Code, or if it would meet that definition, were it not for certain exceptions, then certain distributions by the Real Estate Fund to certain foreign shareholders may be subject to U.S. federal withholding tax at a rate of 35%, and certain foreign shareholders may be required to file U.S. federal income tax returns to report distributions received from the Real Estate Fund.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

If a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC, such as a Fund, are not excepted. Significant penalties may be imposed for the failure to comply with reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. In some states, distributions attributable to interest earned on direct obligations of the U.S. government may be exempt from personal income tax. Investment in Government National Mortgage Association or Fannie Mae securities, banker’s acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such state tax exemptions. You should consult your tax adviser concerning the possible qualification of Fund distributions for any exemption in your state.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings
The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of shareholders, and address conflicts of interest between the interests of shareholders and those of the Advisor, Distributor, or any affiliated person of the Funds, the Advisor, or the Distributor.

Information concerning the Funds’ portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds’ administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and the terms of the Funds’ current registration statement. As of March 31, 2015, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

Individual/Entity	Frequency	Time Lag
Morningstar	Monthly	1-10 calendar days
Lipper	Monthly	1-10 calendar days
Bloomberg	Monthly	1-10 calendar days
Thompson Financial	Quarterly	1-10 calendar days
Standard & Poor’s	Quarterly	1-10 calendar days
Vickers Stock Research	Quarterly	1-10 calendar days
Institutional Shareholder Services	Weekly	1-5 business days
FactSet	Monthly	1-10 calendar days

The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (i.e., the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the “portfolio holdings governing policies”) by the Funds’ Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the portfolio holdings governing policies at any time and from time to time without prior notice in their sole discretion. For purposes of the portfolio holdings governing policies, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. The Funds will also publish a complete list of their quarter-end portfolio holdings on their website at www.guggenheiminvestments.com generally within 60 days of the quarter-end. Such information will remain online for approximately 12 months, or as otherwise required by law. The NASDAQ-100® Fund, Russell 2000® Fund, S&P 500® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund, each Sector Fund, and the Real Estate Fund will also disclose their portfolio holdings each day they are open for business at www.guggenheiminvestments.com. As required, the Money Market Fund provides and reports on Form N-MFP a full list of monthly holdings as of the last business day of the previous month on the Fund’s website. This information will be provided five business days after the period end, and will remain available for at least six months. Forms N-Q and N-MFP are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights
Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders will receive one vote for every full Fund share owned. Each Fund or class of a Fund, as applicable, will vote separately on matters relating solely to that Fund or class. Each Fund’s shares are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Reporting
As a shareholder of a Fund, you will receive the unaudited financial information and audited financial statements for that Fund. In addition, the Trust will send you proxy statements and other reports related to the Fund in which you own shares. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

Shareholder Inquiries
Shareholders may visit the Trust’s web site at www.guggenheiminvestments.com or call 800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

The Bank of New York Mellon
“BNY Mellon”, “BNY Mellon ADR Index” and “BNY Mellon Emerging Markets 50 ADR Index”, a sub-index of “BNY Mellon ADR Index” are service marks of The Bank of New York Mellon and have been licensed for use for certain purposes by Guggenheim Investments. The Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund (the “Guggenheim Emerging Markets Funds”) are based on the BNY Mellon Emerging Markets 50 ADR Index (the “BNY Mellon Index”) and are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York Mellon or any of its subsidiaries or affiliates, and The Bank of New York Mellon nor any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the Guggenheim Emerging Markets Funds or any member of the public regarding the advisability of investing in financial products generally or in these products particularly, the ability of the BNY Mellon Index to track market performance or the suitability or appropriateness of the products for such purchasers, owners or such member of the public. The relationship between The Bank of New York Mellon, on one hand, and Guggenheim Investments, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York Mellon and the BNY Mellon Index, which is determined, composed and calculated by The Bank of New York Mellon without regard to Guggenheim Investments or their products. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation to take the needs of Guggenheim Investments or the purchasers or owners of their products into consideration in determining, composing or calculating the BNY Mellon Index. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the products to be issued or in the determination or calculation of the equation by which the products are to be converted into cash. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the products. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE BNY MELLON INDEX OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE GUGGENHEIM EMERGING MARKETS FUNDS, PURCHASERS OR OWNERS OF THE GUGGENHEIM EMERGING MARKETS FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BNY MELLON INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BNY MELLON INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK MELLON OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Credit Suisse Group AG and/or its affiliates
THE “CREDIT SUISSE EVENT DRIVEN LIQUID INDEX” IS A TRADEMARK OF CREDIT SUISSE ALTERNATIVE CAPITAL, INC. OR ONE OF ITS AFFILIATES (COLLECTIVELY, “CREDIT SUISSE”), AND HAS BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND. THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCTS OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX, THE FIGURE AT WHICH THE SAID INDEX STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY

BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND GUGGENHEIM INVESTMENTS.

The Credit Suisse Event Driven Liquid Index is the exclusive property of Credit Suisse. Neither Credit Suisse nor any service provider shall be liable (whether in negligence or otherwise) to any person for any error or omission in the Credit Suisse Event Driven Liquid Index or the calculation thereof and neither Credit Suisse nor any service provider shall be under any obligation to advise any person of any error therein.

Neither Credit Suisse nor its Index service provider has any obligation to take the needs of any person into consideration in composing, modifying, determining or calculating the Credit Suisse Event Driven Liquid Index (or causing the index to be calculated).  Credit Suisse may modify the Credit Suisse Event Driven Liquid Index in its sole discretion at any time without the obligation to notify any party.

Credit Suisse has not published or approved this document and accepts no responsibility for its contents or use. Credit Suisse is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Event Driven and Distressed Strategies Fund to be issued, sold, purchased, written or entered into by Licensee or in the determination or calculation of the equation by which the Event Driven and Distressed Strategies Fund are to be converted into cash. Credit Suisse has no obligation or liability in connection with the administration, marketing or trading of the Event Driven and Distressed Strategies Fund.

Frank Russell Company
The Inverse Russell 2000® Strategy Fund, Russell 2000® Fund and Russell 2000® 1.5x Strategy Fund (the “Guggenheim Russell Funds”) are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company (“Russell”). Russell is not responsible for and has not reviewed the Guggenheim Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the “Russell Index”) which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Guggenheim Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell’s publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

ICE Futures U.S., Inc.
The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Funds (the “Products”) are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. (“ICE Futures”). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index®, to track market performance of either Product. ICE Futures’ only relationship to Guggenheim Investments (“Licensee”) is the licensing of certain names and marks and of the U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index®. ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index® or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index® or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index® or nay data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The NASDAQ OMX Group, Inc.
The Monthly Rebalance NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund and NASDAQ-100® Fund (the “Guggenheim NASDAQ Funds”) are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX Group, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Guggenheim NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Guggenheim NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations’ only relationship to Guggenheim Investments (“Licensee”) is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Guggenheim NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Guggenheim NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Guggenheim NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Guggenheim NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Guggenheim NASDAQ Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE GUGGENHEIM NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

Nikkei Inc.
Nikkei Inc. (the “Nikkei”) does not sponsor, endorse, sell or promote the Japan 2x Strategy Fund and makes no representation or warranty, implied or express, to the investors in the Japan 2x Strategy Fund, or any members of the public, regarding:

•	The advisability of investing in index funds;

•	The ability of any index to track stock market performance;

•	The accuracy and/or the completeness of the aforementioned index or any data included therein;

•	The results to be obtained by the Japan 2x Strategy Fund, the investors in the Japan 2x Strategy Fund, or any person or entity from the use of the index or data included therein; and

•	The merchantability or fitness for a particular purpose for use with respect to the index or any data included therein.

Further, the Index Publisher does not:

•	Recommend that any person invest in the Japan 2x Strategy Fund or any other securities;

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Japan 2x Strategy Fund;

•	Have any responsibility or liability for the administration, management or marketing of the Japan 2x Strategy Fund;

•	Consider the needs of the Japan 2x Strategy Fund or the investors in the Japan 2x Strategy Fund in determining, composing or calculating the index or has any obligation to do so;

•	Have any liability in connection with the Japan 2x Strategy Fund or for any errors, omissions or interruptions in connection with the index or the related data;

•	Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if the Nikkei knows that they might occur.

Standard & Poor’s
The Inverse S&P 500® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund, S&P 500® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund (the “Guggenheim S&P Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”). S&P does not make any representation, condition, warranty, express or implied, to the owners of the Guggenheim S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim S&P Funds particularly or the ability of the S&P 500® Index, S&P MidCap 400® Index, S&P 500 Pure Growth Index, S&P 500 Pure Value Index, S&P MidCap 400 Pure Growth Index, S&P MidCap 400 Pure Value Index, S&P SmallCap 600 Pure Growth Index, and the S&P SmallCap 600 Pure Value Index (the “S&P Indices”) to track general stock market performance. S&P’s only relationship to Guggenheim Investments (the “Licensee”) is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Guggenheim S&P Funds. S&P has no obligation to take the needs of Licensee or the owners of the Guggenheim S&P Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of the Guggenheim S&P Funds or the timing of the issuance or sale of the Guggenheim S&P Funds or in the determination or calculation of the equation by which the Guggenheim S&P Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Guggenheim S&P Funds.

S&P does not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Guggenheim S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P makes no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

“Standard & Poor’s®,” S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500,” “Standard & Poor’s MidCap 400,” “S&P MidCap 400®,” Standard & Poor’s SmallCap,” “S&P SmallCap 600,” “S&P 500 Pure Value,” “S&P 500 Pure Growth,” “S&P MidCap 400 Pure Value,” “S&P MidCap 400 Pure Growth,” “S&P SmallCap 600 Pure Value,” and “S&P SmallCap 600 Pure Growth” are trademarks of The McGraw-Hill Companies, Inc.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Trust's independent registered public accounting firm, Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, audits and reports on the Funds' annual financial statements, reviews certain regulatory reports, prepares the Funds' federal income tax returns, and performs other attestation, auditing and tax services when engaged to do so by the Trust.

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS
The Funds’ audited financial statements for the fiscal year ended March 31, 2015, including notes thereto and the reports of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the Funds’ 2015 Annual Reports to Shareholders must accompany the delivery of this SAI.

APPENDIX A
DESCRIPTION OF RATINGS

Bond Ratings

Below is a description of Standard & Poor’s Ratings Group (“Standard & Poor’s”) and Moody’s Investors Service, Inc. (“Moody’s”) bond rating categories.

Standard & Poor’s Ratings

Group Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated “AA” also qualify as high‑quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from “AAA” issues only in small degree.

A - Bonds rated “A” have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated “BBB” are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated “BB” have less near‑term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated “B” have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated “CCC” have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody’s Investors Service, Inc.

Corporate Bond Ratings

Aaa - Bonds rate “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a “gilt‑edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate “Aa” are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated “A” possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

A-1

Baa - Bonds rated “Baa” are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated “Ba” are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

A-2

APPENDIX B

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of July 2, 2015 the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. Persons owing of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to “control” the Fund within the meaning of the 1940 Act.

Advisor Class Shares

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Banking Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80112	92.42%
Basic Materials Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	45.18%
	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	11.32%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	6.16%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	6.10%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	5.17%
Biotechnology Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	38.41%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	20.59%
	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	13.66%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80112	8.57%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	5.52%
Consumer Products Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	37.67%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80112	24.29%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	10.53%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	10.25%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	6.46%
Energy Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	35.45%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	13.73%
	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	12.15%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	11.73%
	Matrix Trust Company Trustee Houston Firefighters Relief	717 17th Street Suite 1300 Denver, CO 80202	9.98%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Energy Services Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80112	53.62%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80112	25.37%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	6.15%
	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	5.62%
Financial Services Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	41.75%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	25.75%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	17.38%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	7.08%
Government Long Bond 1.2x Strategy Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80112	54.84%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	13.59%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	9.17%
	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	8.12%
Health Care Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	43.54%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80112	26.84%
	TD Ameritrade Trust Company	P.O. Box 17748 Denver, CO 80217-0748	12.38%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	6.06%
Internet Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80112	87.18%
Inverse Government Long Bond Strategy Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	30.21%
	Piper Jaffray	800 Nicollet Mall 8th Street Minneapolis, MN 55402	11.55%
	Piper Jaffray	800 Nicollet Mall 8th Street Minneapolis, MN 55402	11.49%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	9.21%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	7.93%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	6.69%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Inverse NASDAQ-100® Strategy Fund	Information Services 401(k) Profit Sharing Plan & Trust	1251 Waterfront Place Suite 525 Pittsburgh, PA 15222	51.92%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	22.93%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	10.56%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	7.95%
Inverse S&P 500® Strategy Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	35.02%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	14.20%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	8.26%
	John Gladdis FBO Biltmore International Corp. 401(k) Profit Sharing Plan & Trust	1090 King Georges Post Road Suite 203 Edison, NJ 08837-3703	5.94%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	5.70%
	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	5.40%
Leisure Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	53.12%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	31.48%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	6.22%
NASDAQ-100® Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	51.46%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	15.48%
	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	7.26%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	5.29%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	5.18%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Nova Fund	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	20.59%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	18.88%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	12.57%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	5.43%
Precious Metals Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	54.71%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	25.88%
Retailing Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	43.87%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	25.56%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	15.45%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	5.79%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	5.04%
Technology Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	51.91%
	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	19.40%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	7.98%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	5.04%
Telecommunications Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	34.24%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	24.27%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	13.47%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	10.91%
	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	7.81%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Transportation Fund	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	22.66%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	20.67%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	18.22%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	7.14%
Utilities Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	52.69%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	34.69%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	5.03%

Investor Class Shares

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Banking Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	42.15%
	Mitra & Co. FBO NG c/o BMO Harris Bank NA Attn: MF	480 Pilgrim Way Suite 1000 Green Bay, WI 54304	24.48%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	6.05%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	5.89%
Basic Materials Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	30.84%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	28.96%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	10.21%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	6.64%
Biotechnology Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	31.07%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	25.19%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	7.24%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	6.94%
Consumer Products Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	31.69%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	30.83%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	6.55%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.07%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	5.88%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	5.46%
Electronics Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	64.32%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	7.74%
	Merrill Lynch, Pierce, Fenner & Smith, Inc. For the Sole Benefit of its Customers	4800 Deer Lake Drive E 3rd Floor Jacksonville, FL 32246	7.48%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Energy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	31.04%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	17.53%
Energy Services Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	29.15%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	17.11%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	8.47%
Financial Services Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	27.89%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	26.30%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	23.13%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	11.30%
Government Long Bond 1.2x Strategy Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	52.71%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	30.84%
Health Care Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	47.63%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	16.37%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	14.91%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	9.24%
Internet Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	68.80%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	8.93%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	6.31%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	5.03%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Inverse Government Long Bond Strategy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	22.40%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	16.03%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	11.27%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	11.03%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	9.76%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	7.78%
Inverse NASDAQ-100® Strategy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	22.44%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	18.60%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	16.44%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	10.60%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	8.11%
Inverse S&P 500® Strategy Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	25.40%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	22.21%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	10.63%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	8.49%
Leisure Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	44.05%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	26.34%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	8.02%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	7.06%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
NASDAQ-100® Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	30.96%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	24.16%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.93%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	5.37%
Nova Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	24.17%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	23.52%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	10.92%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	6.97%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	5.59%
Precious Metals Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	19.65%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	9.94%
Retailing Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	60.42%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	14.41%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	7.25%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	7.10%
Technology Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	62.87%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	22.27%
Telecommunications Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	32.07%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	25.83%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	7.22%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Transportation Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	49.98%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	17.52%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	8.76%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	7.90%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	5.94%
Utilities Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	36.01%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	22.95%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	9.27%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	9.02%

Class A Shares

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Banking Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	41.04%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	27.21%
Basic Materials Fund	SEI Private Trust Company c/o City National Bank Attn: Mutual Fund Administrator	One Freedom Valley Drive Oaks, PA 19456	17.76%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	16.83%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	11.29%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	10.38%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	8.33%
Biotechnology Fund	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	24.77%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	11.55%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.74%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	6.45%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	6.10%
Consumer Products Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	20.03%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.24%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	5.02%
Electronics Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	7.92%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	42.29%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	20.04%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	19.38%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	7.65%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Emerging Markets Bond Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	26.26%
	Guggenheim Funds Distributors LLC	805 King Farm Boulevard Suite 600 Rockville, MD 20850	25.56%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	22.61%
	NFS LLC FEBO NFS/FMTC IRA FBO Jeffrey A. Newell	Address Intentionally Omitted	13.04%
Energy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	24.54%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	12.27%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	9.98%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	9.94%
	NFL LLC FEBO James P. Kellner	Address Intentionally Omitted	6.02%
Energy Services Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	9.77%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	8.86%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	6.76%
Europe 1.25x Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	37.13%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	8.82%
	TD Ameritrade FBO Clarence E. Corriveau IRA TD Ameritrade Clearing, Custodian	Address Intentionally Omitted	6.57%
Event Driven and Distressed Strategies Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	30.75%
	NFS LLC FEBO James F. O'Connell and Christine O'Connell	Address Intentionally Omitted	9.08%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	8.44%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	6.85%
	JP Morgan Clearing Corp. Omnibus Account for the Exclusive Benefit of Customers Mutual Fund Department	Brooklyn, NY 11245	6.16%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Government Long Bond 1.2x Strategy Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	23.31%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	14.95%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	11.33%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	8.92%
Health Care Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	18.97%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	15.10%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	12.23%
High Yield Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	5.11%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.33%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	5.94%
Internet Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	9.51%
Inverse Emerging Markets 2x Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	17.58%
	Anthony E. Riccio (RIRA)	Address Intentionally Omitted	11.26%
	TD Ameritrade FBO NTC as Custodian Advanced Dental Association Retirement Plan FBO Helene Kurlan	Address Intentionally Omitted	9.39%
	TD Ameritrade FBO NTC as Custodian Advanced Dental Association Retirement Plan FBO Ronald Kurlan	Address Intentionally Omitted	9.39%
	David A. Michener (IRA)	Address Intentionally Omitted	9.15%
	NFS LLC FEBO FMT Co. Cust. IRA Rollover FBO Robert Curley	Address Intentionally Omitted	7.47%
	Lillian Riccio (RIRA)	Address Intentionally Omitted	6.34%
Inverse Government Long Bond Strategy Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	39.24%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	13.07%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	8.23%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	7.79%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Inverse High Yield Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	78.19%
	SEI Private Trust Company c/o Union Bank Attn: MF Admin	1 Freedom Valley Drive Oaks, PA 19456	15.31%
Inverse Mid-Cap Strategy Fund	NFS LLC FEBO NFS/FMTC Rollover IRA FBO Robert A. Golden	Address Intentionally Omitted	60.36%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	17.37%
	NFS LLC FEBO Andrzej Adam Machcinski	Address Intentionally Omitted	16.54%
	Matthew Nechrebecki or Jody L. Nechrebecki	Address Intentionally Omitted	5.73%
Inverse NASDAQ-100® Strategy Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	97.23%
Inverse Russell 2000® Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	17.31%
	Frontier Trust Company FBO Patti Engineering 401(k) Plan	P.O. Box 10758 Fargo, ND 58106	7.28%
	NFL LLC FEBO NFS/FMTC Rollover IRA FBO Pamela Latty	Address Intentionally Omitted	6.64%
Inverse S&&P 500® Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	15.20%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	10.45%
Japan 2x Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	37.72%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	14.36%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	12.98%
	Nationwide Insurance Co, QPVA c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	6.81%
	JP Morgan Clearing Corp. Omnibus Account for the Exclusive Benefit of Customers Mutual Fund Department	Brooklyn, NY 11245	5.78%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	5.23%
Leisure Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	21.84%
	Matrix Trust Company Custodian FBO Kades-Margolis IRA	717 17th Street Suite 1300 Denver, CO 80202	7.44%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Long Short Equity Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	27.32%
	JP Morgan Clearing Corp. Omnibus Account for the Exclusive Benefit of Customers Mutual Fund Department	Brooklyn, NY 11245	22.81%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	16.68%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	7.22%
Mid-Cap 1.5x Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	64.30%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	TD Ameritrade FBO Diane M. Farrington TST Diane M. Farrington Trustee	Address Intentionally Omitted	26.65%
	TD Ameritrade FBO Fern J. Cruse Trust Buford L. Farrington Trustee	Address Intentionally Omitted	15.10%
	Security Investors, LLC	805 King Farm Boulevard Rockville, MD 20850	11.33%
	Janice A. Schriner (Roth)	Address Intentionally Omitted	9.55%
	Kenneth A. Schriner (Roth)	Address Intentionally Omitted	9.55%
	Church FBO David C. Ferneau 403(b) TD Ameritrade Clearing, Custodian	Address Intentionally Omitted	7.64%
	TD Ameritrade FBO Lawrence M. Marullo Trust Carol H. Wilson Trustee	Address Intentionally Omitted	7.63%
	TD Ameritrade FBO Jill D. Cederburg IRA TD Ameritrade Clearing, Custodian	Address Intentionally Omitted	6.12%
NASDAQ-100® Fund	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	16.60%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	7.61%
Nova Fund	NFS LLC FEBO Scott M. Rifkin	Address Intentionally Omitted	15.49%
	NFS LLC FEBO Joel Rozner	Address Intentionally Omitted	5.81%
Precious Metals Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	7.75%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	6.75%
Real Estate Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	42.68%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	7.69%
	NFS LLC FEBO Dave Gelber & Amy Gelber	Address Intentionally Omitted	6.53%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	6.03%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Retailing Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	37.21%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	10.81%
	James L. Hoian III & Dennis P. Holia Trust	Address Intentionally Omitted	6.39%
Russell 2000® 1.5x Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	29.05%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	21.69%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	13.26%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	6.42%
	Vanguard Brokerage Services	P.O. Box 1170 Valley Forge, PA 19482-1170	5.34%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	5.02%
Russell 2000® Fund	JP Morgan Clearing Corp. Omnibus Account for the Exclusive Benefit of Customers Mutual Fund Department	Brooklyn, NY 11245	16.09%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	15.43%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	10.68%
S&P 500® Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	17.21%
S&P 500® Pure Growth Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	70.21%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	8.12%
S&P 500® Pure Value Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	67.64%
S&P MidCap 400® Pure Growth Fund	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	34.07%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	19.90%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	6.55%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.04%
S&P MidCap 400® Pure Value Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	33.17%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	25.17%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	11.37%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
S&P SmallCap 600® Pure Growth Fund	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	20.45%
	JP Morgan Clearing Corp. Omnibus Account for the Exclusive Benefit of Customers Mutual Fund Department	Brooklyn, NY 11245	13.77%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	13.17%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	11.55%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	11.50%
S&P SmallCap 600® Pure Value Fund	JP Morgan Clearing Corp. Omnibus Account for the Exclusive Benefit of Customers Mutual Fund Department	Brooklyn, NY 11245	37.28%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	16.77%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	8.39%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	8.15%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.69%
Strengthening Dollar 2x Strategy Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	8.11%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	6.13%
Technology Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	38.38%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	7.31%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	6.20%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	5.84%
Telecommunications Fund	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	67.67%
	Edward F. McCarthy (IRA)	Address Intentionally Omitted	15.05%
Transportation Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	24.62%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	22.80%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	9.00%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	9.30%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.32%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Utilities Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	22.15%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	12.13%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	9.47%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.41%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	6.37%
Weakening Dollar 2x Strategy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	42.74%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	16.20%

Class C Shares

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Banking Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	39.18%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	15.82%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	15.11%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	7.08%
Basic Materials Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	22.98%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	20.80%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	11.61%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	9.59%
Biotechnology Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	20.26%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	15.52%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	13.10%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	11.03%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	9.68%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	5.66%
Consumer Products Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	26.06%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	22.54%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	11.49%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	6.54%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	6.01%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	5.41%
Electronics Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	30.85%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	17.28%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	7.03%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Emerging Markets Bond Strategy Fund	Guggenheim Funds Distributors LLC	805 King Farm Boulevard Suite 600 Rockville, MD 20850	30.03%
	FV Williams & Co. Attn: Fred E. Williams	P.O. Box 273 Swink, CO 81077	15.23%
	Leslie A. Daniels (IRA)	Address Intentionally Omitted	6.52%
	Lanette Vocke (IRA)	Address Intentionally Omitted	5.71%
Emerging Markets 2x Strategy Fund	Jerre L. Frankhouser (SEP)	Address Intentionally Omitted	8.45%
	Peter Nicholas Masterson (SEP)	Address Intentionally Omitted	6.63%
	Albert J. Prinster (IRA)	Address Intentionally Omitted	6.42%
	Robert F. Thompson or Pranee V. Thompson JTWROS	Address Intentionally Omitted	5.36%
Energy Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	24.81%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	23.50%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	10.99%
Energy Services Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	23.75%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	18.32%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	13.55%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	11.89%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	8.76%
Europe 1.25x Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	17.53%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	7.08%
	Janis Lightfoot (IRA)	Address Intentionally Omitted	6.54%
Event Driven and Distressed Strategies Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	33.73%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	11.10%
	NFS LLC FEBO Leslie L. Rifkin Alan M. Rifkin TOD Benef. on File	Address Intentionally Omitted	7.99%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.12%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	5.70%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Financial Services Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	21.11%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	18.68%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	6.07%
Government Long Bond 1.2x Strategy Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	17.22%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	7.76%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	7.36%
	House Account Firm Attn: Courtney Waller	880 Carillon Parkway Saint Petersburg, FL 33716	5.22%
Health Care Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	17.61%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	14.47%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	13.80%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	8.93%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	6.06%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	5.93%
Internet Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	41.08%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	7.78%
Inverse Emerging Markets 2x Strategy Fund	Stifel Nicolaus & Co. Inc. William Coch (IRA)	501 North Broadway St. Louis, MO 63102	9.46%
	Stifel Nicolaus & Co. Inc. Charles F. Shaffer (IRA)	501 North Broadway St. Louis, MO 63102	8.15%
	Stifel Nicolaus & Co. Inc. Gregory L. Lindamer (IRA)	501 North Broadway St. Louis, MO 63102	6.38%
	Stifel Nicolaus & Co. Inc. Lorraine A. Joyce	501 North Broadway St. Louis, MO 63102	6.32%
	Stifel Nicolaus & Co. Inc. Paul F. Zaproski & Janet G. Zaproski JT WROS	501 North Broadway St. Louis, MO 63102	5.69%
Inverse Government Long Bond Strategy Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	28.57%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	17.58%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	12.80%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	6.09%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	5.58%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Inverse High Yield Strategy Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	29.78%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	14.13%
	E Trade Clearing LLC	P.O. Box 484 Jersey City, NJ 07303-0484	13.79%
Inverse Mid-Cap Strategy Fund	Brown Brothers Harriman as Custodian for Account	525 Washington Boulevard Jersey City, NJ 07310	41.22%
	NFS LLC FEBO William V. Fowler	Address Intentionally Omitted	15.02%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	14.42%
	Norma J. Llorca	Address Intentionally Omitted	6.92%
Inverse NASDAQ-100® Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	41.63%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	23.12%
Inverse Russell 2000® Strategy Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	24.40%
Inverse S&P 500® Strategy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	21.03%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	20.79%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	17.32%
	NFS LLC FEBO Thomas L. Carter and Jill Lea Carter	Address Intentionally Omitted	7.27%
Japan 2x Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	24.42%
	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds	101 Montgomery Street San Francisco, CA 94104-4122	6.27%
Leisure Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	28.12%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	14.43%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	13.70%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	12.71%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Long Short Equity Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	22.51%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	16.63%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	8.17%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	6.97%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	6.39%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	6.03%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	5.88%
Mid-Cap 1.5x Strategy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	55.24%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	10.64%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	8.24%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Security Investors, LLC	805 King Farm Boulevard Suite 600 Rockville, MD 20850	47.07%
	Kevin Riney (RIRA)	Address Intentionally Omitted	19.43%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	17.29%
	Patrick J. Arbucci (RIRA)	Address Intentionally Omitted	16.21%
NASDAQ-100® Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	21.54%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	15.35%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	14.82%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	10.72%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	9.35%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	7.28%
Nova Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	29.12%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	17.06%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	9.73%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	5.10%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Precious Metals Fund	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	46.71%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	11.50%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	9.50%
Real Estate Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	26.74%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	25.45%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	12.00%
Retailing Fund	NFS LLC FEBO Jackson Family Trust	Address Intentionally Omitted	30.48%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	11.94%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	8.01%
Russell 2000® 1.5x Strategy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	40.73%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	13.38%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	11.57%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	6.89%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	6.86%
Russell 2000® Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	23.20%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	22.12%
	House Account Attn: Courtney Waller	880 Carillon Parkway Saint Petersburg, FL 33716	13.90%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	11.66%
S&P 500® Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	17.02%
	JP Morgan Clearing Corp. Omnibus Account for the Exclusive Benefit of Customers Mutual Fund Department	Brooklyn, NY 11245	15.21%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	12.65%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	8.03%
	Robert E. Hillard (IRA)	Address Intentionally Omitted	5.06%
	House Account Attn: Courtney Waller	880 Carillon Parkway Saint Petersburg, FL 33716	5.01%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
S&P 500® Pure Growth Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	55.82%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	9.81%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	8.03%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	5.33%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	5.33%
S&P 500® Pure Value Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	30.45%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	22.09%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	7.04%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	5.65%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	5.56%
S&P MidCap 400® Pure Growth Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	25.64%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	23.35%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	12.51%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	7.33%
S&P MidCap 400® Pure Value Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	20.67%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	18.80%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	14.07%
S&P SmallCap 600® Pure Growth Fund	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	10.66%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	8.63%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	7.87%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	7.02%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	6.90%
	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	6.55%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
S&P SmallCap 600® Pure Value Fund	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	25.00%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	16.74%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	15.01%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	14.80%
Strengthening Dollar 2x Strategy Fund	TD Ameritrade FBO Wells Fargo Bank NA Trustee Mass Def. Comp. Smart Plan FBO Mona Fong	Address Intentionally Omitted	28.60%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	13.78%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	7.43%
Technology Fund	Processing Omnibus Attn: Mutual Funds Ops Manager	60 South Sixth Street - P08 Minneapolis, MN 55402-4400	18.67%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	17.29%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	10.93%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	8.89%
Telecommunications Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	16.43%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	7.64%
	Phyllis R. Mclendon (IRA)	Address Intentionally Omitted	5.22%
Transportation Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	36.64%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	27.49%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	13.21%
Utilities Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	29.92%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	26.07%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	12.38%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Weakening Dollar 2x Strategy Fund	NFS LLC FEBO FMT Co. Cust. IRA FBO Robert M. Everitt	Address Intentionally Omitted	46.24%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	10.24%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	9.57%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	7.32%
	NFS LLC FEBO NFS/FMTC IRA FBO Steven J. Tuchler	Address Intentionally Omitted	5.58%

Class H Shares

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Emerging Markets Bond Strategy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	30.67%
	Kathleen M. Frenzel (RIRA)	Address Intentionally Omitted	12.14%
	Guggenheim Funds Distributors LLC	805 King Farm Boulevard Suite 600 Rockville, MD 20850	9.77%
	Ryan Harder (RIRA)	Address Intentionally Omitted	9.40%
	Thomas N. Frenzel (RIRA)	Address Intentionally Omitted	9.25%
	Harry J. Chmelynski (SEP-IRA)	Address Intentionally Omitted	8.79%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	8.11%
	Vanguard Brokerage Services	P.O. Box 1170 Valley Forge, PA 19482-1170	5.80%
Emerging Markets 2x Strategy Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	47.61%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	22.53%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	11.94%
Europe 1.25x Strategy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	23.16%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	13.62%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	6.75%
Government Long Bond 1.2x Strategy Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	99.79%
High Yield Strategy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	21.79%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	13.82%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	13.09%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	12.79%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	5.38%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Inverse Emerging Markets 2x Strategy Fund	Ryan Harder (RIRA)	Address Intentionally Omitted	26.24%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	15.59%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	13.91%
	Todd A. Talashek (RIRA)	Address Intentionally Omitted	7.57%
Inverse Government Long Bond Strategy Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	95.35%
Inverse High Yield Strategy Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	73.32%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	10.25%
Inverse Mid-Cap Strategy Fund	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	75.17%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.01%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	5.46%
Inverse NASDAQ-100® Strategy Fund	Guggenheim Funds Distributors LLC	805 King Farm Boulevard Suite 600 Rockville, MD 20850	100.00%
Inverse Russell 2000c Strategy Fund	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	29.88%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	27.64%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	15.84%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	8.40%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	5.28%
Inverse S&P 500® Strategy Fund	Guggenheim Funds Distributors LLC	805 King Farm Boulevard Suite 600 Rockville, MD 20850	100.00%
Japan 2x Strategy Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	50.02%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	18.83%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	10.98%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	7.95%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Mid-Cap 1.5x Strategy Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	16.84%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	16.30%
	Luxor Investments, LP Attn: Dr. Atef Eltoukhy, GP	84 W Santa Clara Street Suite 490 San Jose, CA 95113	12.07%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	9.31%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	9.06%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	7.15%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Security Investors, LLC	805 King Farm Boulevard Suite 500 Rockville, MD 20850	88.88%
NASDAQ-100® Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	99.50%
Nova Fund	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	97.54%
Real Estate Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	24.60%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	15.05%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	7.23%
Russell 2000® 1.5x Strategy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	54.82%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	12.09%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	9.29%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	5.30%
Russell 2000® Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	41.85%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	23.43%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	18.86%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
S&P 500® Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	61.69%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	17.67%
S&P 500® Pure Growth Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	39.21%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	16.19%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	8.69%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	8.17%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	7.37%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	6.61%
S&P 500® Pure Value Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	36.32%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	30.66%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	6.92%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	6.32%
S&P MidCap 400® Pure Growth Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	29.72%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	20.41%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	8.57%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	7.85%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	7.29%
	Christine A. Koduol (IRA) (E)	Address Intentionally Omitted	87.97%
	Kelley Waller (Roth) (E)	Address Intentionally Omitted	12.03%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
S&P MidCap 400® Pure Value Fund	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	23.75%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	16.93%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	14.17%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	7.30%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	5.85%
S&P SmallCap 600® Pure Growth Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	24.99%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	19.90%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	14.36%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	8.33%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	6.76%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	6.20%
S&P SmallCap 600® Pure Value Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	35.31%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	26.10%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	10.98%
	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	6.42%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	5.19%
Strengthening Dollar 2x Strategy Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	50.44%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	31.84%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	5.50%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Weakening Dollar 2x Strategy Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	25.63%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	22.44%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	21.46%

Class P Shares

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Event Driven and Distressed Strategies Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	32.85%
	LPL Financial - Omnibus Account Attn: Mutual Funds Trading	4707 Executive Drive San Diego, CA 92121	29.96%
	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	20.88%
	Fifth Third Bank TTEE	5001 Kingsley Drive Dept. 3385 Cincinnati, OH 45263	6.92%
Long Short Equity Fund	Schwab Special Custody Account - Reinvest for Benefit of Customers	211 Main Street San Francisco, CA 94105	17.60%
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	16.37%
	Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0002	8.69%
	First Clearing, LLC	2801 Market Street Saint Louis, MO 63103	7.08%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	5.41%

Institutional Class Shares

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Event Driven and Distressed Strategies Fund	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	75.54%
	Nationwide Trust Company, FSB c/o IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	18.53%
Long Short Equity Fund	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F	1000 Harbor Boulevard Weehawken, NJ 07086-6761	59.21%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	28.88%

Money Market Class Shares

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	National Financial Services Corp. For Exclusive Benefit of Our Customers - Russ Lennon	200 Liberty Street New York, NY 10281-9999	21.71%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	10.25%
	Trust Company of America	P.O. Box 6503 Englewood, CO 80155-6503	8.96%
	Genworth Financial Wealth Management & Mutual FBO Other Custodial Clients	3200 N. Central Suite 612 Phoenix, AZ 85012	5.11%